UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-04524)

Exact name of registrant as specified in charter:	Putnam Global Income Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2022

Date of reporting period:	November 1, 2021 – April 30, 2022

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam Investments

Putnam Global Income Trust

Semiannual report
4 | 30 | 22

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
CLASS A
PGGIX

Putnam
Global Income
Trust

Semiannual report
4 | 30 | 22

Message from the Trustees

June 6, 2022

Dear Fellow Shareholder:

The year to date has been difficult for investors, with bond and stock prices falling in repeated market downturns. Inflation has climbed to levels not seen in decades, prompting the U.S. Federal Reserve to reverse the stimulus that had helped support financial assets since 2020. Markets globally also have reacted to the Russia-Ukraine War and the worsening Covid-19 pandemic in China. In the underlying economy, we have seen encouraging signs, such as abundant job openings and wage gains in the United States.

History has shown us that markets eventually recover from crises and may reward those focused on long-term goals rather than short-term uncertainties. At Putnam, professional, active investors are working for you. They are monitoring risks while looking for strong potential investments for your fund. Learn more in the interview with your fund manager(s) in the following pages.

Thank you for investing with Putnam.

Investing in today’s bond markets requires a broad-based approach, the flexibility to exploit a range of sectors and opportunities, and a keen understanding of the complex global interrelationships that drive the markets. With support from more than 90 fixed-income professionals, the fund’s managers actively position the portfolio in securities from a broad range of sectors.

The fund’s management team has an average of more than 25 years of experience.

Putnam Global Income Trust invests in a number of sectors, from international sovereign debt and investment-grade corporate bonds to a wide range of mortgage-backed securities.

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Investing for income from global sources

The fund provides exposure to a variety of currencies to seek to benefit from changes in exchange rates.

Illustration shows the fund’s five largest currency exposures as of 4/30/22. Allocations in each currency may vary over time.

Fund allocations are shown as a percentage of the fund’s net assets as of 4/30/22. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time. For more information on current fund holdings, see pages 20–73.

All Bloomberg indices are provided by Bloomberg Index Services Limited.

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Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 4.00%; had they, returns would have been lower. See below and pages 10–12 for additional performance information. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

Returns for periods of less than one year are not annualized.

All Bloomberg indices are provided by Bloomberg Index Services Limited.

Lipper peer group average is provided by Lipper, a Refinitiv company.

* The fund’s benchmark, the Bloomberg Global Aggregate Bond Index, was introduced on 12/31/89, which post-dates the inception of the fund.

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 4/30/22. See above and pages 10–12 for additional fund performance information. Index descriptions can be found on page 17.

All Bloomberg indices are provided by Bloomberg Index Services Limited.

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What was the market environment like during the six-month reporting period?

It was a challenging time for bond markets around the world. Hawkish policy pivots from the U.S. Federal Reserve and the European Central Bank in the face of rapidly rising inflation, combined with Russia’s invasion of Ukraine, fueled a flight from risk.

Within this environment, credit spreads widened, and interest rates rose. [Spreads are the yield advantage credit-sensitive bonds offer over comparable-maturity U.S. Treasuries. Bond prices rise as yield spreads tighten and decline as spreads widen.] The yield on the benchmark 10-year U.S. Treasury note rose from 1.52% at the end of December 2021 to 2.89% on April 29, 2022. In anticipation of Fed policy changes, yields on some shorter-term U.S. Treasuries at times edged above those of longer-term Treasuries, creating a flat or inverted yield curve.

In mid-March, the Fed lifted the federal funds rate to a target range of 0.25% to 0.50%, its first increase since December 2018. Fed Chair Jerome Powell signaled an aggressive approach going forward, indicating that

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Allocations are shown as a percentage of the fund’s net assets as of 4/30/22. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

additional interest-rate hikes could occur at each of the remaining six policy meetings in 2022. Policymakers also reduced their U.S. growth estimates for the year and raised inflation expectations.

How did the fund perform for the six months ended April 30, 2022?

The fund’s class A shares returned –9.83%, a bit ahead of the –11.69% result of the fund’s benchmark, the Bloomberg Global Aggregate Bond Index.

Which holdings and strategies aided the fund’s performance versus the benchmark during the reporting period?

Our active currency strategies added the most value on a relative basis led by positions in the Japanese yen and the euro.

Our interest-rate and yield curve strategy also added value. The portfolio benefited from an increase in real interest rates during the period. [Real interest rates adjust for the effects of inflation by subtracting the actual or expected rate of inflation from nominal interest rates.] Our interest-rate and yield curve strategy is intended to provide a degree of protection against underperformance of risk-based assets. It accomplished that objective during the period.

Relative positioning in emerging market debt was another contributor, despite turbulence in the sector resulting from Russia’s invasion of Ukraine. Underweight exposure to Russian debt boosted the fund’s result in this sector.

Mortgage credit holdings also helped on a relative basis, largely driven by our holdings of commercial mortgage-backed securities [CMBS]. Despite broader market volatility, the

6 Global Income Trust

continued reopening of the economy and the success of vaccines helped many types of property recover, which, in turn, boosted our CMBS positions.

Strategies targeting prepayment risk also contributed, led by our mortgage basis positioning. Our strategy received a boost early in 2022, following the release of the minutes from the Fed’s December policy meeting. The minutes indicated that the central bank might begin to taper its holdings of government agency mortgage-backed securities [MBS] more rapidly than investors originally anticipated. By way of explanation, our mortgage basis strategy seeks to capitalize on the difference between longer-term U.S. Treasury yields and the interest rates on 30-year home mortgages.

What about detractors for the reporting period?

An allocation to investment-grade [IG] corporate bonds was the biggest relative detractor, hampered by widening credit spreads.

How did the fund use derivatives during the reporting period?

We used futures contracts to hedge Treasury term structure risk and for yield curve positioning. We also used options to hedge duration and convexity, isolate prepayment risk, and manage downside risks.

What are your current views on the major sectors in which the fund invests?

We are cautious about the macroeconomic outlook and recognize that geopolitical tensions and monetary policy decisions will likely continue to influence fixed income markets. There are meaningful tail risks to consider, and we expect risk premiums to increase in many asset classes. This will likely translate into continued volatility and wider spreads within the sectors the fund invests.

Credit qualities are shown as a percentage of the fund’s net assets as of 4/30/22. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. To-be-announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Cash, derivative instruments, and net other assets are shown in the not-rated category. Payables and receivables for TBA mortgage commitments are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

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As a result, we are mildly negative on market beta, but do believe there are promising alpha opportunities with regard to security selection.

Looking first at corporate credit, we have a constructive outlook for IG bonds. That said, we anticipate continued bouts of volatility given the conflict in Ukraine, the pace of Fed interest rate hikes, and potentially negative effects on energy supplies from sanctions on Russia. We have a positive view of corporate fundamentals, while having a more neutral outlook for the market’s supply-and-demand backdrop and valuation level.

We believe that the fundamental environment will continue to improve in the CMBS market as workers return to offices, consumer traffic increases at retailers, and hotels welcome back business and leisure travelers. Our emphasis on investment opportunities in the U.S. is intended to isolate us from geopolitical risk. Moreover, with real assets serving as collateral, along with the potential for rent adjustments, CMBS have historically performed well during periods of rising inflation. Consistent with risk markets generally, CMBS spreads widened during the period. The increased liquidity premium enhanced the appeal of select market segments.

Within residential mortgage credit, we believe that the continued high demand and low inventory of available homes is likely to push prices even higher. Given that home prices have already risen substantially, and mortgage rates have moved up, we are aware that affordability has become a constraint for many prospective buyers. Consequently, we think that the pace of home price appreciation is likely to moderate during 2022. Wider spreads have generally created better value among mid-tier and lower-rated securities. As a result, we are finding attractive investment opportunities in that area of the market, as well as among higher-rated securities.

What is the team’s near-term outlook?

We believe the Fed’s shift toward tighter monetary policy may cause it to accelerate

This chart shows how the fund’s top currency holdings have changed over the past six months. Allocations are shown as a percentage of the fund’s net assets. Holdings and allocations may vary over time.

8 Global Income Trust

sales of MBS that it currently holds. This not only would serve to promote a smaller proportion of mortgage securities on their balance sheet, but additionally, it would likely widen mortgage spreads and may reduce home price inflation, helping to boost the Fed’s inflation-fighting mandate.

Against this backdrop, we believe many prepayment-sensitive securities may offer attractive risk-adjusted returns from current price levels and may offer meaningful upside potential if mortgage prepayment speeds slow. We think the fund’s prepayment-related strategies provide an important source of diversification in the portfolio. In our view, prepayment strategies could benefit from an economic slowdown, a shift to supportive fiscal policies, or a sustained increase in mortgage rates.

Thank you, Mike, for your time and insights today.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

Of special interest

The fund had no direct exposure to Russian or Ukrainian securities or markets at the end of the period. We are closely monitoring governmental actions, including the issuance of sanctions, and related market developments.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

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Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended April 30, 2022, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R, R5, R6, and Y shares are not available to all investors. See the Terms and definitions section in this report for definitions of the share classes offered by your fund.

Annualized fund performance Total return for periods ended 4/30/22

	Life of fund	10 years	5 years	3 years	1 year	6 months
Class A (6/1/87)
Before sales charge	5.49%	0.97%	–0.07%	–1.72%	–12.87%	–9.83%
After sales charge	5.36	0.55	–0.89	–3.05	–16.35	–13.43
Class B (2/1/94)
Before CDSC	5.29	0.36	–0.83	–2.46	–13.52	–10.15
After CDSC	5.29	0.36	–1.20	–3.42	–17.80	–14.62
Class C (7/26/99)
Before CDSC	5.31	0.37	–0.81	–2.47	–13.57	–10.13
After CDSC	5.31	0.37	–0.81	–2.47	–14.43	–11.03
Class R (12/1/03)
Net asset value	5.23	0.73	–0.30	–1.96	–13.09	–9.85
Class R5 (7/2/12)
Net asset value	5.63	1.29	0.27	–1.40	–12.58	–9.60
Class R6 (7/2/12)
Net asset value	5.65	1.35	0.34	–1.33	–12.51	–9.64
Class Y (10/4/05)
Net asset value	5.62	1.22	0.18	–1.47	–12.66	–9.65

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A shares reflect the deduction of the maximum 4.00% sales charge levied at the time of purchase. Class B share returns after contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R, R5, R6, and Y shares have no initial sales charge or CDSC. Performance for class B, C, R, and Y shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and the higher operating expenses for such shares, except for class Y shares, for which 12b-1 fees are not applicable. Performance for class R5 and R6 shares prior to their inception is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R5 and R6 shares; had it, returns would have been higher.

Returns for periods of less than one year are not annualized.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

Class B and C share performance reflects conversion to class A shares after eight years.

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Comparative annualized index returns For periods ended 4/30/22

	Life of fund	10 years	5 years	3 years	1 year	6 months
Bloomberg Global
Aggregate Bond Index	—*	0.35%	0.33%	–1.09%	–12.63%	–11.69%
Lipper Global Income
Funds category average†	5.52%	1.14	0.82	–0.22	–9.99	–9.39

Index and Lipper results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

Returns for periods of less than one year are not annualized.

All Bloomberg indices are provided by Bloomberg Index Services Limited. Lipper peer group average is provided by Lipper, a Refinitiv company.

* The fund’s benchmark, the Bloomberg Global Aggregate Bond Index, was introduced on 12/31/89, which post-dates the inception of the fund.

† Over the 6-month, 1-year, 3-year, 5-year, 10-year, and life-of-fund periods ended 4/30/22, there were 221, 216, 205, 173, 127, and 2 funds, respectively, in this Lipper category.

Fund price and distribution information For the six-month period ended 4/30/22

Distributions	Class A		Class B	Class C	Class R	Class R5	Class R6	Class Y
Number	6		6	6	6	6	6	6
Income	$0.102		$0.057	$0.059	$0.089	$0.121	$0.126	$0.115
Capital gains	—		—	—	—	—	—	—
Total	$0.102		$0.057	$0.059	$0.089	$0.121	$0.126	$0.115
	Before	After	Net	Net	Net	Net	Net	Net
	sales	sales	asset	asset	asset	asset	asset	asset
Share value	charge	charge	value	value	value	value	value	value
10/31/21	$11.95	$12.45	$11.89	$11.89	$11.94	$11.94	$11.95	$11.94
4/30/22	10.68	11.13	10.63	10.63	10.68	10.68	10.68	10.68
	Before	After	Net	Net	Net	Net	Net	Net
Current rate	sales	sales	asset	asset	asset	asset	asset	asset
(end of period)	charge	charge	value	value	value	value	value	value
Current dividend rate[1]	1.91%	1.83%	1.02%	1.13%	1.69%	2.25%	2.36%	2.13%
Current 30-day
SEC yield
(with expense
limitation)[2,3]	N/A	2.54	1.87	1.88	2.39	3.00	3.06	2.90
Current 30-day
SEC yield
(without expense
limitation)[3]	N/A	2.21	1.53	1.54	2.05	2.65	2.72	2.55

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (4.00% for class A shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

1 Most recent distribution, including any return of capital and excluding capital gains, annualized and divided by share price before or after sales charge at period-end.

2 For a portion of the period, the fund had expense limitations, without which yields would have been lower.

3 Based only on investment income and calculated using the maximum offering price for each share class, in accordance with SEC guidelines.

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Annualized fund performance as of most recent calendar quarter
Total return for periods ended 3/31/22

	Life of fund	10 years	5 years	3 years	1 year	6 months
Class A (6/1/87)
Before sales charge	5.63%	1.45%	0.93%	–0.35%	–8.83%	–7.04%
After sales charge	5.50	1.04	0.11	–1.70	–12.48	–10.76
Class B (2/1/94)
Before CDSC	5.43	0.85	0.18	–1.09	–9.49	–7.34
After CDSC	5.43	0.85	–0.20	–2.06	–13.98	–11.95
Class C (7/26/99)
Before CDSC	5.44	0.84	0.17	–1.10	–9.48	–7.34
After CDSC	5.44	0.84	0.17	–1.10	–10.37	–8.26
Class R (12/1/03)
Net asset value	5.37	1.21	0.70	–0.60	–8.99	–7.08
Class R5 (7/2/12)
Net asset value	5.77	1.78	1.28	0.01	–8.46	–6.81
Class R6 (7/2/12)
Net asset value	5.79	1.84	1.35	0.05	–8.46	–6.85
Class Y (10/4/05)
Net asset value	5.75	1.71	1.19	–0.09	–8.54	–6.86

See the discussion following the fund performance table on page 10 for information about the calculation of fund performance.

Returns for periods of less than one year are not annualized.

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Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class R	Class R5	Class R6	Class Y
Net expenses for the fiscal year
ended 10/31/21*	0.88%	1.63%	1.63%	1.13%	0.55%	0.48%	0.63%
Total annual operating expenses for the
fiscal year ended 10/31/21	1.18%	1.93%	1.93%	1.43%	0.85%	0.78%	0.93%
Annualized expense ratio for the
six-month period ended 4/30/22†	0.89%	1.64%	1.64%	1.14%	0.55%	0.48%	0.64%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

* Reflects Putnam Management’s contractual obligation to limit certain fund expenses through 2/28/23.

† Includes one-time annualized proxy cost of 0.01%.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 11/1/21 to 4/30/22. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class R	Class R5	Class R6	Class Y
Expenses paid per $1,000*†	$4.20	$7.72	$7.72	$5.37	$2.60	$2.27	$3.02
Ending value (after expenses)	$901.70	$898.50	$898.70	$901.50	$904.00	$903.60	$903.50

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/22. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (181); and then dividing that result by the number of days in the year (365).

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Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 4/30/22, use the following calculation method. To find the value of your investment on 11/1/21, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class R	Class R5	Class R6	Class Y
Expenses paid per $1,000*†	$4.46	$8.20	$8.20	$5.71	$2.76	$2.41	$3.21
Ending value (after expenses)	$1,020.38	$1,016.66	$1,016.66	$1,019.14	$1,022.07	$1,022.41	$1,021.62

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/22. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (181); and then dividing that result by the number of days in the year (365).

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Consider these risks before investing

International investing involves currency, economic, and political risks. Emerging market securities carry illiquidity and volatility risks. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed investments, unlike traditional debt investments, are subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise.

The fund concentrates on a limited group of industries and is non-diversified. Because the fund may invest in fewer issuers than a diversified fund, it is vulnerable to common economic forces and may result in greater losses and volatility. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, geography, industry, or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings.

Our investment techniques, analyses, and judgments may not produce the outcome we intend. The investments we select for the fund may not perform as well as other securities that we do not select for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could have a negative effect on the fund. You can lose money by investing in the fund.

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Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions. They are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 4.00% maximum sales charge for class A shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are closed to new investments and are only available by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment. They are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class R shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R5 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are only available to employer-sponsored retirement plans.

Class R6 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to employer-sponsored retirement plans, corporate and institutional clients, and clients in other approved programs.

Class Y shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Fixed income terms

Current rate is the annual rate of return earned from dividends or interest of an investment. Current rate is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency credit risk transfer (CRT) security is backed by a reference pool of agency mortgages. Unlike a regular agency pass-through, the principal invested in a CRT is not backed by a U.S. government agency. To compensate investors for this risk, a CRT typically offers a higher yield than conventional pass-through securities. Similar to a CMBS, a CRT is structured into various tranches for investors, offering different levels of risk and yield based on the underlying reference pool.

16 Global Income Trust

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

◦ Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Bloomberg Global Aggregate Bond Index is an unmanaged index of global investment-grade fixed-income securities.

Bloomberg U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

ICE BofA (Intercontinental Exchange Bank of America) U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

S&P 500® Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

BLOOMBERG®  is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

ICE Data Indices, LLC (“ICE BofA”), used with permission. ICE BofA permits use of the ICE BofA indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofA indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Lipper, a Refinitiv company, is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

Global Income Trust 17

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2021, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of April 30, 2022, Putnam employees had approximately $492,000,000 and the Trustees had approximately $72,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Liquidity risk management program

Putnam, as the administrator of the fund’s liquidity risk management program (appointed by the Board of Trustees), presented the most recent annual report on the program to the Trustees in April 2022. The report covered the structure of the program, including the program documents and related policies and procedures adopted to comply with Rule 22e-4 under the Investment Company Act of 1940, and reviewed the operation of the program from January 2021 through December 2021. The report included a description of the annual liquidity assessment of the fund that Putnam performed in November 2021. The report noted that there were no material compliance exceptions identified under Rule 22e-4 during the period. The report included a review of the governance of the program and the methodology for classification of the fund’s investments. The report also included a discussion of liquidity monitoring during the period, including during the market liquidity challenges caused by the Covid-19 pandemic, and the impact those challenges had on the liquidity of the fund’s investments. Putnam concluded that the program has been operating effectively and adequately to ensure compliance with Rule 22e-4.

18 Global Income Trust

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal period.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Global Income Trust 19

The fund’s portfolio 4/30/22 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (121.9%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.0%)
Government National Mortgage Association Pass-Through Certificates
4.50%, TBA, 5/1/52	$1,000,000	$1,019,985
3.50%, TBA, 5/1/52	1,000,000	978,181
3.00%, TBA, 5/1/52	2,000,000	1,906,280
		3,904,446
U.S. Government Agency Mortgage Obligations (119.9%)
Uniform Mortgage-Backed Securities
4.50%, TBA, 6/1/52	34,000,000	34,422,362
4.50%, TBA, 5/1/52	21,000,000	21,364,228
4.00%, TBA, 6/1/52	23,000,000	22,791,560
4.00%, TBA, 5/1/52	24,000,000	23,858,436
3.50%, TBA, 6/1/52	20,000,000	19,342,952
3.50%, TBA, 5/1/52	24,000,000	23,270,604
3.00%, TBA, 6/1/52	19,000,000	17,871,117
3.00%, TBA, 5/1/52	22,000,000	20,740,137
2.50%, TBA, 5/1/52	31,000,000	28,282,652
2.00%, TBA, 5/1/52	27,000,000	23,809,999
		235,754,047
Total U.S. government and agency mortgage obligations (cost $242,995,021)		$239,658,493

U.S. TREASURY OBLIGATIONS (0.3%)*	Principal amount	Value
U.S. Treasury Notes 1.25%, 6/30/28 [i]	$566,000	$513,402
Total U.S. treasury obligations (cost $513,402)		$513,402

MORTGAGE-BACKED SECURITIES (35.3%)*	Principal amount	Value
Agency collateralized mortgage obligations (8.2%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 4076, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 6.146%, 7/15/40	$110,754	$2,818
REMICs Ser. 4972, IO, 6.00%, 5/25/50	2,987,871	664,566
REMICs IFB Ser. 4979, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.382%, 6/25/50	1,214,356	167,661
REMICs Ser. 5152, Class IQ, IO, 4.50%, 10/25/51	7,209,804	1,461,212
REMICs Ser. 5160, Class IA, IO, 4.00%, 11/25/51	5,011,212	927,132
REMICs Ser. 4973, Class LI, IO, 4.00%, 4/25/50	4,711,731	885,753
REMICs Ser. 4941, IO, 4.00%, 12/15/47	7,023,285	1,318,815
REMICs Ser. 4355, Class DI, IO, 4.00%, 3/15/44	85,661	1,843
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	398,180	56,332
REMICs Ser. 5152, Class EI, IO, 3.50%, 10/25/51	5,701,067	1,060,305
REMICs Ser. 5077, Class GI, IO, 3.50%, 2/25/51	4,260,505	755,158
REMICs Ser. 4369, Class IA, IO, 3.50%, 7/15/44	313,793	51,484
REMICs Ser. 5148, Class EI, IO, 3.00%, 10/25/51	4,822,536	831,598
REMICs Ser. 4141, Class PI, IO, 3.00%, 12/15/42	812,833	100,619
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	1,759,431	144,960
REMICs Ser. 4206, Class IP, IO, 3.00%, 12/15/41	377,800	40,964

20 Global Income Trust

MORTGAGE-BACKED SECURITIES (35.3%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
REMICs IFB Ser. 12-116, Class SA, IO, ((-1 x 1 Month US LIBOR) + 7.20%), 6.532%, 10/25/42	$611,104	$100,048
REMICs Ser. 15-28, IO, 5.50%, 5/25/45	918,150	175,054
REMICs IFB Ser. 19-42, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.382%, 8/25/49	3,701,346	542,504
REMICs Ser. 17-113, IO, 5.00%, 1/25/38	477,118	52,311
REMICs Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	369,807	46,136
REMICs Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	474,727	20,479
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	238,151	2,148
REMICs Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	343,539	6,932
Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	628,463	113,880
IFB Ser. 10-171, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.45%), 5.856%, 12/16/40	433,070	60,833
IFB Ser. 16-77, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.556%, 3/20/43	416,159	16,892
IFB Ser. 20-32, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.506%, 3/20/50	777,274	106,789
Ser. 18-21, Class IN, IO, 5.00%, 2/20/48	231,879	45,622
Ser. 14-76, IO, 5.00%, 5/20/44	264,041	51,064
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	86,418	16,865
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	180,740	37,392
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	57,328	11,600
Ser. 21-122, Class GI, IO, 4.50%, 11/20/47	7,701,348	1,234,583
Ser. 18-153, Class AI, IO, 4.50%, 9/16/45	4,541,015	827,691
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45	643,236	118,292
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	510,600	86,305
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	393,061	66,084
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	279,349	49,058
Ser. 16-138, Class GI, IO, 4.00%, 10/20/46	2,601,421	429,433
Ser. 14-116, Class IL, IO, 4.00%, 8/20/44	549,258	72,035
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42	144,248	18,022
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	106,750	12,893
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42	609,852	98,363
Ser. 21-117, Class MI, IO, 3.50%, 5/20/42	4,193,346	647,830
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	313,380	17,495
Ser. 21-191, Class BI, IO, 2.50%, 10/20/51	7,127,920	1,022,657
Ser. 16-H13, Class EI, IO, 2.332%, 4/20/66 W	1,572,294	73,456
Ser. 16-H16, Class EI, IO, 2.20%, 6/20/66 W	2,337,706	118,288
Ser. 17-H04, Class BI, IO, 2.179%, 2/20/67 W	2,109,943	125,937
Ser. 17-H02, Class BI, IO, 2.111%, 1/20/67 W	2,426,184	128,153
Ser. 16-H23, Class NI, IO, 2.094%, 10/20/66 W	2,894,221	130,819
Ser. 17-H19, Class MI, IO, 2.06%, 4/20/67 W	1,288,967	82,881
Ser. 16-H20, Class NI, IO, 1.993%, 9/20/66 W	1,973,980	83,894
Ser. 15-H09, Class AI, IO, 1.975%, 4/20/65 W	3,654,372	126,423
Ser. 15-H26, Class EI, IO, 1.725%, 10/20/65 W	1,775,150	87,870
Ser. 15-H26, Class DI, IO, 1.701%, 10/20/65 W	1,801,262	83,933
Ser. 15-H25, Class AI, IO, 1.613%, 9/20/65 W	2,052,103	102,195

Global Income Trust 21

MORTGAGE-BACKED SECURITIES (35.3%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 15-H03, Class DI, IO, 1.595%, 1/20/65 W	$3,350,115	$129,649
Ser. 14-H12, Class BI, IO, 1.575%, 5/20/64 W	2,573,678	111,317
Ser. 16-H01, Class AI, IO, 1.51%, 1/20/66 W	1,425,578	45,440
Ser. 14-H21, Class AI, IO, 1.431%, 10/20/64 W	1,937,840	79,552
		16,088,317
Commercial mortgage-backed securities (14.4%)
BANK
FRB Ser. 19-BN22, Class C, 3.576%, 11/15/62 W	745,000	673,231
FRB Ser. 20-BN30, Class XA, IO, 1.431%, 12/15/53 W	4,937,022	401,302
FRB Ser. 19-BN20, Class XA, IO, 0.956%, 9/15/62 W	9,919,083	484,778
Barclays Commercial Mortgage Trust FRB Ser. 20-C8, Class XA, IO, 1.967%, 10/15/53 W	4,701,567	524,791
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50 W	210,000	204,538
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.249%, 12/15/47 W	1,053,000	1,048,655
Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class C, 5.252%, 11/10/46 W	256,000	252,973
Ser. 18-C6, Class AS, 4.642%, 11/10/51 W	269,000	272,136
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 14-GC19, Class D, 5.26%, 3/10/47 W	268,000	264,569
FRB Ser. 06-C5, Class XC, IO, 0.599%, 10/15/49 W	2,113,896	46
COMM Mortgage Trust
FRB Ser. 13-CR11, Class B, 5.277%, 8/10/50 W	243,000	245,728
FRB Ser. 13-CR13, Class C, 5.042%, 11/10/46 W	492,000	485,971
FRB Ser. 14-CR17, Class C, 4.945%, 5/10/47 W	942,000	931,377
FRB Ser. 14-CR18, Class C, 4.907%, 7/15/47 W	393,000	376,075
FRB Ser. 14-UBS6, Class C, 4.588%, 12/10/47 W	110,000	107,194
FRB Ser. 15-LC19, Class C, 4.369%, 2/10/48 W	430,000	419,371
Ser. 14-CR21, Class B, 4.339%, 12/10/47 W	433,000	425,449
Ser. 14-LC15, Class AM, 4.198%, 4/10/47	498,000	499,000
Ser. 15-CR27, Class AM, 3.984%, 10/10/48	284,000	281,852
FRB Ser. 14-UBS6, Class XA, IO, 1.002%, 12/10/47 W	7,964,594	137,318
FRB Ser. 15-LC21, Class XA, IO, 0.817%, 7/10/48 W	10,089,866	171,835
COMM Mortgage Trust 144A
FRB Ser. 13-CR13, Class D, 5.042%, 11/10/46 W	280,000	267,069
FRB Ser. 12-CR2, Class D, 4.959%, 8/15/45 W	400,000	394,154
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 06-C4, Class AX, IO, 1.078%, 9/15/39 W	2,854	24
FRB Ser. 07-C2, Class AX, IO, 0.048%, 1/15/49 W	647,227	1
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C1, Class C, 4.402%, 4/15/50 W	819,000	736,747
Ser. 19-C15, Class A4, 4.053%, 3/15/52	819,000	808,426
CSMC Trust FRB Ser. 16-NXSR, Class C, 4.598%, 12/15/49 W	822,000	659,021
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.55%, 8/10/44 W	976,333	970,768
Federal Home Loan Mortgage Corporation
Multifamily Structured Pass-Through Certificates FRB Ser. K113, Class XAM, IO, 1.693%, 6/25/30 W	2,243,000	241,551

22 Global Income Trust

MORTGAGE-BACKED SECURITIES (35.3%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
Federal Home Loan Mortgage Corporation
Multifamily Structured Pass-Through Certificates FRB Ser. K098, Class X1, IO, 1.268%, 8/25/29 W	$2,795,322	$196,925
Multifamily Structured Pass-Through Certificates FRB Ser. K123, Class X1, IO, 0.865%, 12/25/30 W	4,686,413	254,763
Multifamily Structured Pass-Through Certificates FRB Ser. K087, Class X1, IO, 0.511%, 12/25/28 W	13,495,615	294,271
GS Mortgage Securities Corp., II FRB Ser. 13-GC10, Class XA, IO, 1.616%, 2/10/46 W	6,716,847	46,797
GS Mortgage Securities Trust
FRB Ser. 12-GCJ7, Class C, 5.511%, 5/10/45 W	273,000	272,562
FRB Ser. 15-GC30, Class C, 4.205%, 5/10/50 W	286,000	270,875
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.565%, 8/10/43 W	328,000	246,536
FRB Ser. 13-GC14, Class B, 4.89%, 8/10/46 W	296,000	296,898
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class C, 4.703%, 9/15/47 W	225,000	208,724
FRB Ser. 13-C12, Class B, 4.228%, 7/15/45 W	285,000	283,352
FRB Ser. 15-C33, Class XA, IO, 1.057%, 12/15/48 W	3,356,105	91,800
FRB Ser. 14-C22, Class XA, IO, 0.966%, 9/15/47 W	9,002,525	131,991
FRB Ser. 13-C12, Class XA, IO, 0.543%, 7/15/45 W	18,991,359	52,967
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C17, Class D, 5.049%, 1/15/47 W	505,000	475,043
FRB Ser. 14-C23, Class D, 4.133%, 9/15/47 W	437,000	406,451
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 13-LC11, Class AS, 3.216%, 4/15/46	339,000	336,103
FRB Ser. 19-COR5, Class XA, IO, 1.638%, 6/13/52 W	8,269,975	620,700
FRB Ser. 06-CB17, Class X, IO, 1.144%, 12/12/43 W	256,841	4,365
FRB Ser. 13-C16, Class XA, IO, 1.019%, 12/15/46 W	7,473,329	73,100
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 12-C6, Class E, 5.35%, 5/15/45 W	777,000	722,932
FRB Ser. 12-C8, Class D, 4.973%, 10/15/45 W	538,000	524,790
FRB Ser. 21-1MEM, Class D, 2.742%, 10/9/42 W	915,000	743,485
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6, Class XCL, IO, 0.435%, 9/15/39 W	686,987	99
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 7.004%, 12/15/49 W	1,175	—
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.219%, 2/15/47 W	172,000	174,022
Ser. 14-C18, Class C, 4.649%, 10/15/47 W	289,000	281,180
FRB Ser. 14-C17, Class C, 4.637%, 8/15/47 W	591,000	561,787
FRB Ser. 15-C24, Class B, 4.486%, 5/15/48 W	253,000	249,897
Ser. 13-C8, Class B, 3.647%, 12/15/48 W	389,000	386,140
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C5, Class E, 4.843%, 8/15/45 W	687,000	685,523
FRB Ser. 12-C6, Class D, 4.747%, 11/15/45 W	278,000	274,711
FRB Ser. 13-C9, Class D, 4.244%, 5/15/46 W	274,000	255,245
Morgan Stanley Capital I Trust Ser. 16-BNK2, Class AS, 3.282%, 11/15/49	464,000	435,302

Global Income Trust 23

MORTGAGE-BACKED SECURITIES (35.3%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class D, 5.254%, 7/15/49 W	$185,000	$185,074
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 19-01, Class M10, 3.918%, 10/15/49	701,000	666,617
FRB Ser. 19-01, Class M7, 2.368%, 10/15/49	125,201	124,829
UBS Commercial Mortgage Trust FRB Ser. 17-C7, Class XA, IO, 1.161%, 12/15/50 W	4,698,299	192,835
UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4, Class XA, IO, 1.715%, 12/10/45 W	2,275,666	5,852
Wells Fargo Commercial Mortgage Trust
FRB Ser. 15-C30, Class C, 4.648%, 9/15/58 W	432,000	422,555
Ser. 17-RC1, Class C, 4.591%, 1/15/60	225,000	216,866
FRB Ser. 13-LC12, Class C, 4.44%, 7/15/46 W	363,000	324,914
FRB Ser. 20-C57, Class C, 4.157%, 8/15/53 W	314,000	296,730
Ser. 16-BNK1, Class AS, 2.814%, 8/15/49	707,000	652,904
FRB Ser. 19-C52, Class XA, IO, 1.752%, 8/15/52 W	3,459,106	288,178
FRB Ser. 16-LC25, Class XA, IO, 0.976%, 12/15/59 W	4,226,355	127,822
WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class B, 4.723%, 3/15/47 W	930,000	934,650
Ser. 13-C18, Class AS, 4.387%, 12/15/46 W	826,000	830,716
Ser. 14-C22, Class AS, 4.069%, 9/15/57 W	397,000	395,259
FRB Ser. 13-C14, Class XA, IO, 0.788%, 6/15/46 W	9,995,083	48,935
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 5.026%, 6/15/44 W	163,000	119,517
FRB Ser. 11-C4, Class C, 5.026%, 6/15/44 W	179,396	173,204
FRB Ser. 12-C10, Class D, 4.558%, 12/15/45 W	180,000	126,974
FRB Ser. 12-C10, Class XA, IO, 1.623%, 12/15/45 W	3,174,942	9,023
		28,288,740
Residential mortgage-backed securities (non-agency) (12.7%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 0.858%, 5/25/47	257,223	159,556
Arroyo Mortgage Trust 144A Ser. 19-3, Class A3, 3.416%, 10/25/48 W	119,245	116,119
BankUnited Trust FRB Ser. 05-1, Class 1A1, (1 Month US LIBOR + 0.60%), 1.268%, 9/25/45	115,746	112,502
Bellemeade Re, Ltd. 144A FRB Ser. 19-4A, Class M1C, (1 Month US LIBOR + 2.50%), 3.168%, 10/25/29 (Bermuda)	190,000	187,021
BRAVO Residential Funding Trust 144A
Ser. 21-A, Class A1, 1.991%, 10/25/59	431,873	410,589
Ser. 21-C, Class A1, 1.62%, 3/1/61	303,518	285,079
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (1 Month US LIBOR + 0.24%), 0.908%, 6/25/36	180,000	174,858
Cascade Funding Mortgage Trust, LLC 144A Ser. 20-HB4, Class M3, 2.72%, 12/26/30 W	498,000	480,819
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%), 0.848%, 11/25/47	209,517	182,189
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 2.782%, 5/25/35 W	121,807	122,338
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A2, 3.094%, 3/25/65 W	665,000	659,614

24 Global Income Trust

MORTGAGE-BACKED SECURITIES (35.3%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%), 1.179%, 8/25/46	$117,270	$113,201
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 1.159%, 6/25/46	271,517	249,281
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.38%), 1.048%, 8/25/46	297,733	266,363
FRB Ser. 06-OA19, Class A1, (1 Month US LIBOR + 0.18%), 0.774%, 2/20/47	172,929	139,344
Eagle Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.70%), 2.368%, 11/25/28 (Bermuda)	258,096	255,673
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (1 Month US LIBOR + 6.35%), 7.018%, 9/25/28	500,693	537,864
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class M3, (1 Month US LIBOR + 5.55%), 6.007%, 7/25/28	320,749	340,892
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 5.818%, 11/25/28	262,855	277,159
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 5.668%, 12/25/28	555,707	585,871
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (1 Month US LIBOR + 4.70%), 5.368%, 4/25/28	618,923	642,834
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (1 Month US LIBOR + 4.65%), 5.318%, 10/25/28	111,279	116,251
Structured Agency Credit Risk Debt FRN Ser. 16-DNA4, Class M3, (1 Month US LIBOR + 3.80%), 4.468%, 3/25/29	156,258	162,065
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2, (1 Month US LIBOR + 3.55%), 4.218%, 8/25/29	428,133	442,315
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M2, (1 Month US LIBOR + 3.45%), 4.118%, 10/25/29	253,104	260,930
Federal Home Loan Mortgage Corporation 144A
Seasoned Credit Risk Transfer Trust FRB Ser. 17-2, Class 2, 4.00%, 8/25/56 W	596,000	593,002
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class M2, (1 Month US LIBOR + 3.10%), 3.768%, 3/25/50	291,604	292,673
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 3.318%, 1/25/49	48,732	49,091
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 3.118%, 3/25/49	4,970	5,001
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3, (1 Month US LIBOR + 2.40%), 3.068%, 2/25/47	130,000	129,499
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 3.018%, 2/25/49	10,859	10,920
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 2.968%, 10/25/48	11,800	11,839
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class M2B, (1 Month US LIBOR + 2.10%), 2.768%, 9/25/48	16,000	15,741
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class M2, (1 Month US LIBOR + 1.90%), 2.568%, 1/25/50	57,524	57,524
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 2.139%, 1/25/42	212,000	201,973

Global Income Trust 25

MORTGAGE-BACKED SECURITIES (35.3%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HRP1, Class M2, (1 Month US LIBOR + 1.40%), 2.068%, 2/25/49	$811,284	$807,465
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3AS, (1 Month US LIBOR + 1.00%), 1.668%, 2/25/47	791,280	782,896
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 1.589%, 2/25/42	243,435	241,305
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 1.139%, 9/25/41	16,000	15,567
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (1 Month US LIBOR + 6.95%), 7.618%, 8/25/28	181,263	191,740
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 7.418%, 8/25/28	324,748	343,469
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 6.668%, 9/25/28	209,394	220,351
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 6.568%, 10/25/28	40,458	42,835
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 6.368%, 4/25/28	359,291	385,483
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 6.218%, 4/25/28	676,998	710,085
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 5.968%, 10/25/28	95,524	99,552
Connecticut Avenue Securities FRB Ser. 13-C01, Class M2, (1 Month US LIBOR + 5.25%), 5.918%, 10/25/23	78,493	81,721
Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2, (1 Month US LIBOR + 5.00%), 5.668%, 11/25/24	17,927	18,138
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 5.118%, 1/25/29	727,304	754,211
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (1 Month US LIBOR + 4.35%), 5.018%, 5/25/29	722,453	754,491
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (1 Month US LIBOR + 4.30%), 4.968%, 2/25/25	66,465	67,974
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 4.918%, 4/25/29	1,430,190	1,487,978
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 4.668%, 5/25/25	32,357	32,451
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2C, (1 Month US LIBOR + 3.65%), 4.318%, 9/25/29	72,000	73,669
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 4.218%, 7/25/29	981,637	1,010,827
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2C, (1 Month US LIBOR + 3.55%), 4.218%, 7/25/29	17,000	17,646
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 3.568%, 7/25/24	374,863	378,797
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1ED5, (1 Month US LIBOR + 2.25%), 2.918%, 7/25/30	40,071	40,109
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2ED3, (1 Month US LIBOR + 1.35%), 2.018%, 9/25/29	198,276	197,315
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (1 Month US LIBOR + 1.25%), 1.918%, 7/25/29	167,494	166,316

26 Global Income Trust

MORTGAGE-BACKED SECURITIES (35.3%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1EB2, (1 Month US LIBOR + 1.00%), 1.668%, 5/25/30	$512,516	$509,154
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1ED1, (1 Month US LIBOR + 0.65%), 1.318%, 1/25/31	13,549	13,244
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2ED1, (1 Month US LIBOR + 0.60%), 1.268%, 11/25/29	12,019	11,808
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 3.289%, 1/25/42	427,000	419,794
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 3.118%, 7/25/31	13,000	13,041
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (1 Month US LIBOR + 2.15%), 2.818%, 11/25/39	52,616	51,746
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (1 Month US LIBOR + 2.05%), 2.718%, 1/25/40	667,269	667,536
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 1.489%, 1/25/42	132,188	130,701
Connecticut Avenue Securities Trust FRB Ser. 21-R01, Class 1M1, (US 30 Day Average SOFR + 0.75%), 1.039%, 10/25/41	6,654	6,592
GCAT Trust 144A Ser. 20-NQM2, Class A2, 2.272%, 4/25/65	58,369	57,182
GSAA Home Equity Trust Ser. 06-15, Class AF3A, 5.882%, 9/25/36 W	945,345	369,212
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 2.268%, 10/25/28 (Bermuda)	87,005	86,204
Homeward Opportunities Fund I Trust 144A Ser. 20-2, Class A2, 2.635%, 5/25/65 W	200,000	197,247
JP Morgan Alternative Loan Trust FRB Ser. 07-S1, Class A1, (1 Month US LIBOR + 0.28%), 1.228%, 4/25/47	177,761	172,428
Legacy Mortgage Asset Trust 144A
Ser. 20-GS5, Class A1, 3.25%, 6/25/60	236,870	235,328
FRB Ser. 19-GS7, Class A1, 3.25%, 11/25/59	308,609	306,295
Ser. 21-GS3, Class A1, 1.75%, 7/25/61	290,122	274,245
LHOME Mortgage Trust 144A Ser. 21-RTL2, Class A1, 2.09%, 6/25/26	365,000	347,563
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 2.806%, 2/25/35 W	83,951	80,114
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 1.282%, 8/26/47 W	155,820	144,310
New Residential Mortgage Loan Trust 144A FRB Ser. 18-4A, Class A1M, (1 Month US LIBOR + 0.90%), 1.568%, 1/25/48	64,940	64,486
New York Mortgage Trust 144A Ser. 21-BPL1, Class A1, 2.239%, 5/25/26	300,000	286,550
NovaStar Mortgage Funding Trust FRB Ser. 06-5, Class A2C, (1 Month US LIBOR + 0.34%), 1.008%, 11/25/36	1,098,319	393,938
Renaissance Home Equity Loan Trust FRB Ser. 03-4, Class A1, (1 Month US LIBOR + 1.04%), 1.708%, 3/25/34	157,614	154,248
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%), 1.518%, 5/25/47	306,204	266,846
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%), 0.848%, 1/25/37	152,007	143,501

Global Income Trust 27

MORTGAGE-BACKED SECURITIES (35.3%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Toorak Mortgage Corp., Ltd. 144A
Ser. 20-1, Class A1, 2.734%, 3/25/23 W	$317,993	$312,717
Ser. 21-1, Class A1, 2.24%, 6/25/24	120,000	115,451
Triangle Re, Ltd. 144A FRB Ser. 21-1, Class M1B, (1 Month US LIBOR + 3.00%), 3.668%, 8/25/33 (Bermuda)	14,024	13,974
Vista Point Securitization Trust 144A FRB Ser. 20-2, Class A2, 1.986%, 4/25/65 W	95,457	92,619
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 2.944%, 9/25/35 W	98,549	94,651
FRB Ser. 05-AR12, Class 1A8, 2.857%, 10/25/35 W	286,264	272,458
FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.98%), 1.648%, 10/25/45	136,617	134,290
FRB Ser. 05-AR9, Class A1C3, (1 Month US LIBOR + 0.96%), 1.628%, 7/25/45	219,043	206,251
FRB Ser. 05-AR1, Class A1B, (1 Month US LIBOR + 0.78%), 1.448%, 1/25/45	127,586	124,122
FRB Ser. 05-AR2, Class 2A1B, (1 Month US LIBOR + 0.74%), 1.408%, 1/25/45	150,459	146,923
Washington Mutual Asset-Backed Certificates Trust FRB Ser. 06-HE2, Class A3, (1 Month US LIBOR + 0.30%), 0.968%, 5/25/36	580,293	488,838
		24,975,988
Total mortgage-backed securities (cost $72,557,044)		$69,353,045

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (29.8%)*		Principal amount	Value
Australia (Government of) sr. unsec. bonds 3.00%, 3/21/47 (Australia)	AUD	120,000	$78,051
Australia (Government of) sr. unsec. bonds Ser. 133, 5.50%, 4/21/23 (Australia)	AUD	50,000	36,566
Australia (Government of) sr. unsec. bonds Ser. 144, 3.75%, 4/21/37 (Australia)	AUD	350,000	260,248
Australia (Government of) sr. unsec. bonds Ser. 149, 2.25%, 5/21/28 (Australia)	AUD	1,440,000	975,789
Austria (Republic of) sr. unsec. bonds 1.50%, 2/20/47 (Austria)	EUR	290,000	300,245
Austria (Republic of) sr. unsec. notes 0.50%, 4/20/27 (Austria)	EUR	570,000	590,153
Belgium (Kingdom of) sr. unsec. bonds Ser. 77, 1.00%, 6/22/26 (Belgium)	EUR	900,000	959,045
Belgium (Kingdom of) unsec. bonds Ser. 60, 4.25%, 3/28/41 (Belgium)	EUR	470,000	678,340
Canada (Government of) sr. unsec. bonds 3.50%, 12/1/45 (Canada)	CAD	260,000	223,742
Canada (Government of) unsec. notes 1.50%, 6/1/26 (Canada)	CAD	90,000	66,783
China (Republic of) unsec. notes Ser. 1913, 2.94%, 10/17/24 (China)	CNY	6,000,000	923,678
Colombia (Republic of) sr. unsec. notes 3.875%, 4/25/27 (Colombia)		$940,000	861,729
Cote d’Ivoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d’Ivoire)		335,000	307,781
Cote d’Ivoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.25%, 3/22/30 (Cote d’Ivoire)	EUR	100,000	94,072
Cote d’Ivoire (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Cote d’Ivoire)		$300,000	295,125
Denmark (Kingdom of) unsec. bonds 4.50%, 11/15/39 (Denmark)	DKK	750,000	157,877

28 Global Income Trust

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (29.8%)* cont.		Principal amount	Value
Denmark (Kingdom of) unsec. bonds 1.75%, 11/15/25 (Denmark)	DKK	1,470,000	$215,292
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 4.875%, 9/23/32 (Dominican Republic)		$218,000	183,393
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.40%, 6/5/49 (Dominican Republic)		189,000	159,469
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 4/20/27 (Dominican Republic)		100,000	108,000
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		255,000	267,750
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		241,000	241,301
Finland (Government of) sr. unsec. bonds Ser. REGS, 1.125%, 4/15/34 (Finland)	EUR	260,000	263,181
France (Government of) unsec. bonds 4.50%, 4/25/41 (France)	EUR	830,000	1,260,378
France (Government of) unsec. bonds 4.00%, 4/25/55 (France)	EUR	240,000	381,934
France (Government of) unsec. bonds 3.25%, 5/25/45 (France)	EUR	200,000	267,578
France (Government of) unsec. bonds 2.75%, 10/25/27 (France)	EUR	1,430,000	1,653,704
France (Government of) unsec. bonds 0.50%, 5/25/25 (France)	EUR	1,780,000	1,868,798
France (Government of) unsec. notes zero %, 11/25/30 (France)	EUR	210,000	198,234
France (Government of) unsec. notes Ser. REGS, 0.50%, 5/25/29 (France)	EUR	470,000	474,655
Indonesia (Republic of) sr. unsec. unsub. bonds 2.85%, 2/14/30 (Indonesia)		$200,000	186,246
Indonesia (Republic of) sr. unsec. unsub. notes 3.85%, 10/15/30 (Indonesia)		710,000	702,680
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)		1,235,000	1,239,626
Ireland (Republic of) unsec. bonds 2.00%, 2/18/45 (Ireland)	EUR	90,000	97,319
Ireland (Republic of) unsec. notes 0.20%, 5/15/27 (Ireland)	EUR	410,000	418,429
Italy (Republic of) sr. unsec. bonds 6.50%, 11/1/27 (Italy)	EUR	850,000	1,110,528
Italy (Republic of) sr. unsec. bonds 4.75%, 9/1/44 (Italy)	EUR	630,000	845,674
Italy (Republic of) sr. unsec. bonds 4.00%, 2/1/37 (Italy)	EUR	190,000	226,782
Italy (Republic of) sr. unsec. bonds 2.50%, 12/1/24 (Italy)	EUR	920,000	1,001,787
Italy (Republic of) sr. unsec. bonds 1.70%, 9/1/51 (Italy)	EUR	80,000	61,347
Italy (Republic of) sr. unsec. bonds 1.65%, 3/1/32 (Italy)	EUR	1,150,000	1,106,420
Italy (Republic of) sr. unsec. notes zero %, 1/15/24 (Italy)	EUR	1,330,000	1,385,615
Japan (Government of) sr. unsec. bonds Ser. 95, 2.30%, 6/20/27 (Japan)	JPY	166,000,000	1,429,154
Japan (Government of) sr. unsec. unsub. bonds 0.80%, 3/20/47 (Japan)	JPY	93,000,000	704,786
Japan (Government of) sr. unsec. unsub. bonds Ser. 32, 2.30%, 3/20/40 (Japan)	JPY	407,000,000	4,010,111
Japan (Government of) sr. unsec. unsub. bonds Ser. 125, 2.20%, 3/20/31 (Japan)	JPY	265,000,000	2,400,400
Japan (Government of) sr. unsec. unsub. bonds Ser. 156, 0.40%, 3/20/36 (Japan)	JPY	267,000,000	2,042,265
Japan (Government of) sr. unsec. unsub. notes Ser. 330, 0.80%, 9/20/23 (Japan)	JPY	500,000,000	3,899,711
Japan (Government of) 30 yr sr. unsec. unsub. bonds Ser. 51, 0.30%, 6/20/46 (Japan)	JPY	47,000,000	318,217

Global Income Trust 29

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (29.8%)* cont.		Principal amount	Value
Japan (Government of) 40 yr sr. unsec. unsub. bonds Ser. 4, 2.20%, 3/20/51 (Japan)	JPY	215,000,000	$2,174,089
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.875%, 10/14/44 (Kazakhstan)		$670,000	639,026
Kazakhstan (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.125%, 7/21/25 (Kazakhstan)		390,000	406,912
Malaysia (Government of) sr. unsec. notes 3.885%, 8/15/29 (Malaysia)	MYR	2,830,000	624,102
Mexico (Government of) sr. unsec. notes 7.50%, 6/3/27 (Mexico)	MXN	12,510,000	593,951
Netherlands (Government of) unsec. bonds 3.75%, 1/15/42 (Netherlands)	EUR	280,000	418,473
Netherlands (Government of) unsec. notes Ser. REGS, 0.50%, 7/15/26 (Netherlands)	EUR	790,000	826,077
New Zealand (Government of) sr. unsec. notes 3.00%, 4/20/29 (New Zealand)	NZD	380,000	236,048
Norway (Kingdom of) sr. unsec. notes 1.75%, 2/17/27 (Norway)	NOK	1,880,000	192,423
Ontario (Province of) unsec. bonds 6.50%, 3/8/29 (Canada)	CAD	850,000	786,428
Ontario (Province of) unsec. bonds 2.90%, 12/2/46 (Canada)	CAD	410,000	272,579
Ontario (Province of) unsec. notes 2.60%, 6/2/25 (Canada)	CAD	1,690,000	1,299,510
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 4.95%, 4/28/31 (Paraguay)		$370,000	365,375
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)		200,000	198,702
Paraguay (Republic of) 144A sr. unsec. bonds 2.739%, 1/29/33 (Paraguay)		220,000	178,691
Poland (Government of) unsec. notes 0.75%, 4/25/25 (Poland)	PLN	1,850,000	351,300
Portugal (Republic of) sr. unsec. notes 1.95%, 6/15/29 (Portugal)	EUR	510,000	551,516
Romania (Government of) 144A sr. unsec. bonds 3.00%, 2/14/31 (Romania)		$540,000	460,149
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)		525,000	469,219
Spain (Kingdom of) sr. unsec. bonds 5.15%, 10/31/44 (Spain)	EUR	350,000	549,972
Spain (Kingdom of) sr. unsec. bonds 5.15%, 10/31/28 (Spain)	EUR	770,000	996,698
Spain (Kingdom of) sr. unsec. bonds 4.20%, 1/31/37 (Spain)	EUR	150,000	198,887
Spain (Kingdom of) sr. unsec. bonds 1.00%, 10/31/50 (Spain)	EUR	20,000	14,674
Spain (Kingdom of) sr. unsec. notes 1.60%, 4/30/25 (Spain)	EUR	560,000	603,208
Spain (Kingdom of) sr. unsec. notes 1.50%, 4/30/27 (Spain)	EUR	430,000	457,412
Spain (Kingdom of) sr. unsec. notes 1.25%, 10/31/30 (Spain)	EUR	200,000	202,814
Spain (Kingdom of) sr. unsec. unsub. bonds 2.90%, 10/31/46 (Spain)	EUR	170,000	195,341
Sweden (Government of) notes 1.00%, 11/12/26 (Sweden)	SEK	6,110,000	605,994
Sweden (Government of) unsec. bonds Ser. 1053, 3.50%, 3/30/39 (Sweden)	SEK	140,000	17,688
Switzerland (Government of) unsec. bonds 4.00%, 4/8/28 (Switzerland)	CHF	620,000	767,060
Switzerland (Government of) unsec. bonds 1.50%, 4/30/42 (Switzerland)	CHF	170,000	190,753
Thailand (Government of) sr. unsec. bonds 2.00%, 12/17/31 (Thailand)	THB	22,900,000	628,955
United Kingdom Treasury unsec. bonds 3.50%, 7/22/68 (United Kingdom)	GBP	60,000	113,787

30 Global Income Trust

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (29.8%)* cont.		Principal amount	Value
United Kingdom Treasury unsec. notes 4.00%, 1/22/60 (United Kingdom)	GBP	990,000	$1,942,604
United Kingdom Treasury unsec. notes 2.75%, 9/7/24 (United Kingdom)	GBP	260,000	335,241
United Mexican States sr. unsec. bonds 2.659%, 5/24/31 (Mexico)		$964,000	807,755
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 4.375%, 1/23/31 (Uruguay)		1,170,000	1,203,638
Uruguay (Oriental Republic of) sr. unsec. unsub. notes 4.375%, 10/27/27 (Uruguay)		225,000	230,063
Total foreign government and agency bonds and notes (cost $65,758,821)			$58,647,102

CORPORATE BONDS AND NOTES (22.2%)*	Principal amount	Value
Basic materials (1.1%)
Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)	$157,000	$163,366
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	558,000	549,634
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	228,000	226,772
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	132,000	110,752
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	146,000	145,855
Westlake Corp. sr. unsec. unsub. notes 3.60%, 8/15/26	792,000	781,942
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	172,000	210,556
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32 R	33,000	39,692
		2,228,569
Capital goods (1.4%)
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	351,000	311,236
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26	406,000	369,366
Boeing Co. (The) sr. unsec. bonds 5.93%, 5/1/60	139,000	137,630
Boeing Co. (The) sr. unsec. notes 4.875%, 5/1/25	225,000	227,813
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	435,000	379,603
Johnson Controls International PLC sr. unsec. notes 3.90%, 2/14/26	332,000	331,965
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26	222,000	220,804
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	331,000	329,652
Waste Connections, Inc. sr. unsec. bonds 3.20%, 6/1/32	189,000	171,759
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	166,000	159,857
		2,639,685
Communication services (2.7%)
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30 R	291,000	254,936
American Tower Corp. sr. unsec. unsub. notes 3.55%, 7/15/27 R	510,000	486,599
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	299,000	248,110
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27	822,000	838,664
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	582,000	592,744
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	219,000	197,392
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	222,000	215,412

Global Income Trust 31

CORPORATE BONDS AND NOTES (22.2%)* cont.	Principal amount	Value
Communication services cont.
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28 R	$171,000	$164,618
Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47 R	250,000	236,147
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29 R	404,000	366,235
IHS Holding, Ltd. company guaranty sr. unsec. notes Ser. REGS, 6.25%, 11/29/28 (Nigeria)	260,000	244,725
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	18,000	17,036
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	554,000	538,651
T-Mobile USA, Inc. company guaranty sr. notes 2.55%, 2/15/31	273,000	231,871
Verizon Communications, Inc. sr. unsec. unsub. notes 4.125%, 3/16/27	390,000	391,623
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	291,000	285,180
		5,309,943
Conglomerates (0.1%)
General Electric Co. jr. unsec. sub. FRN (BBA LIBOR USD 3 Month + 3.33%), 4.156%, perpetual maturity	214,000	202,202
		202,202
Consumer cyclicals (2.1%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	192,000	185,760
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	267,000	238,774
Autonation, Inc. sr. unsec. bonds 2.40%, 8/1/31	193,000	156,118
Block, Inc. 144A sr. unsec. bonds 3.50%, 6/1/31	354,000	296,475
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30	385,000	393,687
Ford Motor Co. sr. unsec. unsub. notes 3.625%, 6/17/31	300,000	249,375
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	183,000	178,756
General Motors Financial Co., Inc. sr. unsec. notes 2.35%, 2/26/27	124,000	111,483
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27	96,000	87,039
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27	205,000	205,420
Magallanes, Inc. 144A company guaranty sr. unsec. bonds 4.279%, 3/15/32	565,000	523,530
Moody’s Corp. sr. unsec. notes 3.25%, 1/15/28	136,000	131,253
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32	72,000	68,760
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31	580,000	489,816
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	472,000	455,480
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27	400,000	354,855
		4,126,581
Consumer staples (1.6%)
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	435,000	427,388
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	281,000	300,068
GSK Consumer Healthcare Capital US, LLC 144A company guaranty sr. unsec. unsub. bonds 3.625%, 3/24/32	355,000	333,410
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 3.43%, 6/15/27	300,000	293,080

32 Global Income Trust

CORPORATE BONDS AND NOTES (22.2%)* cont.		Principal amount	Value
Consumer staples cont.
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 3.875%, 5/15/27		$732,000	$715,806
Netflix, Inc. sr. unsec. bonds Ser. REGS, 3.875%, 11/15/29	EUR	435,000	460,298
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26		$553,000	546,840
			3,076,890
Energy (1.4%)
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		289,000	296,837
Cheniere Energy Partners LP 144A company guaranty sr. unsec. unsub. bonds 3.25%, 1/31/32		183,000	155,550
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28		524,000	510,753
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27		318,000	358,545
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		267,000	278,348
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.60%, 1/3/31 (Brazil)		44,000	43,186
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)		246,000	206,960
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)		261,000	224,898
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27		368,000	376,352
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)		355,000	340,800
			2,792,229
Financials (8.4%)
ABN AMRO Bank NV 144A unsec. sub. notes 4.75%, 7/28/25 (Netherlands)		600,000	603,582
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)		660,000	549,140
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28		380,000	369,942
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29		223,000	197,686
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		180,000	214,131
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42		386,000	347,568
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26		550,000	528,017
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)		200,000	194,452
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)		400,000	408,187
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		346,000	352,705
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31		372,000	319,036
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37		525,000	467,144
BNP Paribas SA 144A unsec. sub. notes 4.375%, 5/12/26 (France)		600,000	596,210
BPCE SA 144A unsec. sub. FRB 3.648%, 1/14/37 (France)		250,000	217,341
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)		540,000	539,378
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32		415,000	334,027
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity		622,000	562,133
Commonwealth Bank of Australia 144A sr. unsec. notes 2.552%, 3/14/27 (Australia)		264,000	248,782

Global Income Trust 33

CORPORATE BONDS AND NOTES (22.2%)* cont.	Principal amount	Value
Financials cont.
Corebridge Financial, Inc. 144A sr. unsec. notes 3.85%, 4/5/29	$200,000	$190,949
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)	400,000	373,620
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)	200,000	193,904
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)	250,000	233,509
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	250,000	230,771
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)	400,000	392,913
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28 R	310,000	310,079
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	616,000	618,872
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	382,000	409,121
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26	110,000	112,216
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51	320,000	277,600
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	244,000	238,193
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30	138,000	119,853
Intercontinental Exchange, Inc. company guaranty sr. unsec. unsub. notes 3.10%, 9/15/27	270,000	261,128
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)	505,000	414,948
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25 R	280,000	266,876
JPMorgan Chase & Co. unsec. sub. notes 4.125%, 12/15/26	174,000	172,947
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70	429,000	333,492
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	230,000	261,050
NatWest Group PLC sr. unsec. unsub. FRB 4.892%, 5/18/29 (United Kingdom)	585,000	583,347
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	136,000	132,758
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)	643,000	564,554
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	102,000	124,016
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 9/1/24	227,000	216,263
UBS Group AG 144A jr. unsec. sub. FRN 4.375%, perpetual maturity (Switzerland)	225,000	187,924
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Switzerland)	379,000	375,871
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)	300,000	304,169
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	500,000	420,395
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28 R	229,000	228,066
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27 R	86,000	79,309
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity	203,000	185,227
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38	276,000	335,280

34 Global Income Trust

CORPORATE BONDS AND NOTES (22.2%)* cont.	Principal amount	Value
Financials cont.
Westpac Banking Corp. sr. unsec. unsub. notes 3.35%, 3/8/27 (Australia)	$158,000	$155,068
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	220,000	206,952
		16,560,701
Health care (0.7%)
Amgen, Inc. sr. unsec. sub. notes 3.20%, 11/2/27	206,000	197,913
CVS Health Corp. sr. unsec. notes 1.30%, 8/21/27	406,000	355,387
DH Europe Finance II Sarl company guaranty sr. unsec. notes 2.60%, 11/15/29 (Luxembourg)	282,000	254,947
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27	394,000	395,189
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	105,000	101,850
		1,305,286
Technology (1.3%)
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	124,000	120,942
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	361,000	342,010
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37	489,000	457,142
Citrix Systems, Inc. sr. unsec. sub. notes 1.25%, 3/1/26	420,000	408,597
Dell International, LLC/EMC Corp. company guaranty sr. bonds 8.35%, 7/15/46	22,000	29,358
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51	75,000	56,969
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	207,000	160,316
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	443,000	338,178
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	426,000	360,200
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	244,000	195,548
Workday, Inc. sr. unsec. notes 3.70%, 4/1/29	170,000	162,968
		2,632,228
Transportation (0.1%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	129,000	124,703
		124,703
Utilities and power (1.3%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26	346,000	309,970
Boardwalk Pipelines LP company guaranty sr. unsec. notes 3.60%, 9/1/32	77,000	68,060
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	330,000	285,450
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	358,000	324,741
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	351,000	334,695
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	220,000	213,902
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32	300,000	250,424
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50	100,000	83,383
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	204,000	189,459

Global Income Trust 35

CORPORATE BONDS AND NOTES (22.2%)* cont.	Principal amount	Value
Utilities and power cont.
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	$136,000	$133,745
WEC Energy Group, Inc. jr. unsec. sub. FRN Ser. A, (BBA LIBOR USD 3 Month + 2.11%), 2.619%, 5/15/67	498,000	426,144
		2,619,973
Total corporate bonds and notes (cost $46,899,699)		$43,618,990

COLLATERALIZED LOAN OBLIGATIONS (4.9%)*	Principal amount	Value
AB BSL CLO 2, Ltd. 144A FRB Ser. 21-2A, Class A, (BBA LIBOR USD 3 Month + 1.10%), 2.144%, 4/15/34 (Cayman Islands)	$250,000	$246,343
AGL CLO 13, Ltd. 144A FRB Ser. 21-13A, Class A1, (BBA LIBOR USD 3 Month + 1.16%), 2.223%, 10/20/34 (Cayman Islands)	379,000	374,057
Apex Credit CLO, Ltd. 144A FRB Ser. 21-2A, Class A1R, (BBA LIBOR USD 3 Month + 1.15%), 2.334%, 10/25/32 (Cayman Islands)	250,000	247,400
Apidos CLO XXXV 144A FRB Ser. 21-35A, Class A, (BBA LIBOR USD 3 Month + 1.05%), 2.113%, 4/20/34 (Cayman Islands)	250,000	246,328
Ares LX CLO, Ltd. 144A FRB Ser. 21-60A, Class A, (BBA LIBOR USD 3 Month + 1.12%), 2.164%, 7/18/34 (Cayman Islands)	250,000	246,814
Ares XLI CLO, Ltd. 144A FRB Ser. 21-41A, Class AR2, (BBA LIBOR USD 3 Month + 1.07%), 2.114%, 4/15/34 (Cayman Islands)	500,000	492,432
Benefit Street Partners CLO V-B, Ltd. 144A FRB Ser. 18-5BA, Class A1A, (BBA LIBOR USD 3 Month + 1.09%), 2.153%, 4/20/31	250,000	248,522
Black Diamond CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (BBA LIBOR USD 3 Month + 1.25%), 2.386%, 11/22/34 (Cayman Islands)	323,000	317,414
BlueMountain CLO XXXII, Ltd. 144A FRB Ser. 21-32A, Class A, (BBA LIBOR USD 3 Month + 1.17%), 2.214%, 10/15/34 (Cayman Islands)	250,000	246,483
CarVal CLO IV, Ltd. 144A FRB Ser. 21-1A, Class B, (BBA LIBOR USD 3 Month + 1.75%), 2.813%, 7/20/34 (Cayman Islands)	250,000	247,874
Cedar Funding XIV CLO, Ltd. 144A FRB Ser. 21-14A, Class B, (BBA LIBOR USD 3 Month + 1.60%), 2.644%, 7/15/33 (Cayman Islands)	500,000	494,812
Columbia Cent CLO 29, Ltd. 144A FRB Ser. 21-29A, Class AR, (BBA LIBOR USD 3 Month + 1.17%), 2.233%, 10/20/34	159,000	156,729
Dryden XXVI Senior Loan Fund 144A FRB Ser. 18-26A, Class BR, (BBA LIBOR USD 3 Month + 1.45%), 2.494%, 4/15/29 (Cayman Islands)	250,000	248,072
Elmwood CLO IV, Ltd. 144A FRB Ser. 20-1A, Class B, (BBA LIBOR USD 3 Month + 1.70%), 2.744%, 4/15/33 (Cayman Islands)	250,000	247,171
Elmwood CLO V, Ltd. 144A FRB Ser. 21-2A, Class BR, (BBA LIBOR USD 3 Month + 1.65%), 2.713%, 10/20/34 (Cayman Islands)	100,000	98,849
Elmwood CLO VI, Ltd. 144A FRB Ser. 21-3A, Class BR, (BBA LIBOR USD 3 Month + 1.65%), 2.713%, 10/20/34 (Cayman Islands)	300,000	295,172
Elmwood CLO VIII, Ltd. 144A FRB Ser. 21-1A, Class B1, (BBA LIBOR USD 3 Month + 1.55%), 2.613%, 1/20/34 (Cayman Islands)	281,000	275,800
Elmwood CLO XII, Ltd. 144A FRB Ser. 21-5A, Class B, (BBA LIBOR USD 3 Month + 1.70%), 2.763%, 1/20/35 (Cayman Islands)	250,000	247,004
Galaxy XXII CLO, Ltd. 144A FRB Ser. 21-22A, Class ARR, (BBA LIBOR USD 3 Month + 1.20%), 2.244%, 4/16/34 (Cayman Islands)	405,000	399,425
Guggenheim 1828 CLO, Ltd. 144A FRB Ser. 18-1A, Class A1S1, (BBA LIBOR USD 3 Month + 1.23%), 2.274%, 10/15/31 (Cayman Islands)	398,485	397,074
HalseyPoint CLO II, Ltd. 144A FRB Ser. 20-2A, Class B, (BBA LIBOR USD 3 Month + 1.64%), 2.703%, 7/20/31 (Cayman Islands)	250,000	247,720

36 Global Income Trust

COLLATERALIZED LOAN OBLIGATIONS (4.9%)* cont.	Principal amount	Value
ICG US CLO, Ltd. 144A FRB Ser. 20-2RA, Class A2, (BBA LIBOR USD 3 Month + 1.80%), 2.844%, 1/16/33 (Cayman Islands)	$250,000	$246,152
Magnetite XXI CLO, Ltd. 144A FRB Ser. 21-21A, Class BR, (BBA LIBOR USD 3 Month + 1.35%), 2.413%, 4/20/34 (Cayman Islands)	300,000	291,310
Palmer Square CLO, Ltd. 144A FRB Ser. 21-1A, Class A1R, (BBA LIBOR USD 3 Month + 1.15%), 1.545%, 11/14/34 (Cayman Islands)	250,000	247,575
Palmer Square CLO, Ltd. 144A FRB Ser. 21-2A, Class A, (BBA LIBOR USD 3 Month + 1.15%), 2.194%, 7/15/34 (Cayman Islands)	381,000	376,756
Palmer Square CLO, Ltd. 144A FRB Ser. 21-3A, Class B, (BBA LIBOR USD 3 Month + 1.65%), 1.882%, 1/15/35 (Cayman Islands)	250,000	246,056
Palmer Square Loan Funding, Ltd. 144A FRB Ser. 22-2A, Class A2, (CME TERM SOFR 3 Month + 1.90%), 3.80%, 10/15/30 (Cayman Islands) ##	500,000	499,561
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 21-1A, Class A1AR, (BBA LIBOR USD 3 Month + 1.00%), 2.063%, 10/20/31 (Cayman Islands)	250,000	247,615
RR, Ltd. 144A FRB Ser. 22-7A, Class A2B, (CME TERM SOFR 3 Month + 1.85%), 2.03%, 1/15/37 (Cayman Islands)	500,000	495,697
Sixth Street CLO XVI, Ltd. 144A FRB Ser. 20-16A, Class B, (BBA LIBOR USD 3 Month + 1.85%), 2.913%, 10/20/32 (Cayman Islands)	350,000	350,022
Sound Point CLO XXIII, Ltd. 144A FRB Ser. 21-2A, Class AR, (BBA LIBOR USD 3 Month + 1.17%), 2.214%, 7/15/34 (Cayman Islands)	250,000	246,551
Zais CLO, Ltd. 144A FRB Ser. 19-13A, Class A1A, (BBA LIBOR USD 3 Month + 1.49%), 2.534%, 7/15/32	364,000	362,034
Total collateralized loan obligations (cost $9,722,850)		$9,630,824

ASSET-BACKED SECURITIES (1.6%)*	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$568,000	$566,580
Station Place Securitization Trust 144A
FRB Ser. 22-2, Class A1, (CME TERM SOFR 1 Month + 0.93%), 1.576%, 5/25/23	693,000	693,000
FRB Ser. 21-14, Class A1, (1 Month US LIBOR + 0.70%), 1.368%, 12/8/22	263,000	263,000
FRB Ser. 21-16, Class A1, (1 Month US LIBOR + 0.62%), 1.288%, 11/7/22	764,000	764,000
FRB Ser. 21-10, Class A, (1 Month US LIBOR + 0.75%), zero %, 8/8/22	762,000	762,000
Total asset-backed securities (cost $3,050,000)		$3,048,580

PURCHASED SWAP OPTIONS OUTSTANDING (1.1%)*
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike	Notional/ contract amount	Value
Bank of America N.A.
0.485/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.485	$14,042,100	$7,021
Goldman Sachs International
2.988/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988	372,600	24,882
(2.988)/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988	372,600	23,772
JPMorgan Chase Bank N.A.
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575	1,593,600	113,114
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795	1,593,600	110,867

Global Income Trust 37

PURCHASED SWAP OPTIONS OUTSTANDING (1.1%)* cont.
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike		Notional/ contract amount	Value
JPMorgan Chase Bank N.A. cont.
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		$1,593,600	$91,648
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		1,593,600	89,449
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00		1,590,200	218,080
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		1,590,200	210,717
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75		1,590,200	188,932
NatWest Markets PLC
(0.52)/Sterling Overnight Index Average/Sep-23 (United Kingdom)	Sep-22/0.52	GBP	19,660,400	451,423
UBS AG
(0.925)/6 month EUR-EURIBOR-Reuters/Mar-57	Mar-27/0.925	EUR	1,628,500	351,431
0.925/6 month EUR-EURIBOR-Reuters/Mar-57	Mar-27/0.925	EUR	1,628,500	175,767
(0.153)/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	698,900	60,982
0.153/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	698,900	2,670
Total purchased swap options outstanding (cost $1,586,710)				$2,120,755

SHORT-TERM INVESTMENTS (7.3%)*		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 0.43% L	Shares	5,854,397	$5,854,397
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.29% P	Shares	1,500,000	1,500,000
U.S. Treasury Bills 0.560%, 6/21/22 ∆		$500,000	499,610
U.S. Treasury Bills 0.486%, 6/16/22 ∆ § Φ		1,100,000	1,099,389
U.S. Treasury Bills 0.425%, 6/14/22 # ∆ § Φ		1,400,000	1,399,252
U.S. Treasury Bills 0.380%, 6/7/22 # ∆ § Φ		1,000,000	999,584
U.S. Treasury Bills 0.361%, 6/2/22 # ∆ § Φ		1,000,000	999,716
U.S. Treasury Bills 0.350%, 6/9/22 ∆ § Φ		600,000	599,725
U.S. Treasury Bills 0.294%, 5/3/22 # ∆ § Φ		1,166,000	1,165,997
U.S. Treasury Bills 0.077%, 5/19/22 # §		300,000	299,968
Total short-term investments (cost $14,417,662)			$14,417,638

TOTAL INVESTMENTS
Total investments (cost $457,501,209)	$441,008,829

Key to holding’s currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan (Onshore)
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar

38 Global Income Trust

PLN	Polish Zloty
SEK	Swedish Krona
THB	Thai Baht
USD /$	United States Dollar

Key to holding’s abbreviations
BKNT	Bank Note
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Notes
OTC	Over-the-counter
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2021 through April 30, 2022 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $196,572,610.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $616,833 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
∆	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $4,181,177 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
Φ	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $883,628 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
§	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $1,034,605 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
##	Forward commitment, in part or in entirety (Note 1).
[i]	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

Global Income Trust 39

P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $147,062,410 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See Note 1 to the financial statements regarding TBA commitments.
The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY ⌂
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
United States	81.9%	Spain	0.9%
Japan	3.9	United Kingdom	0.8
Cayman Islands	2.0	Switzerland	0.6
France	1.9	Indonesia	0.5
Italy	1.4	Other	5.0
Canada	1.1	Total	100.0%

FORWARD CURRENCY CONTRACTS at 4/30/22 (aggregate face value $100,310,951) (Unaudited)
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Bank of America N.A.
	British Pound	Buy	6/15/22	$3,144	$3,294	$(150)
	Canadian Dollar	Sell	7/20/22	1,617,089	1,664,044	46,955
	Czech Koruna	Buy	6/15/22	189,621	189,266	355
	Euro	Buy	6/15/22	798,690	845,951	(47,261)
	Japanese Yen	Sell	5/18/22	4,229,442	4,833,621	604,179
	Mexican Peso	Sell	7/20/22	424,146	430,771	6,625
	Norwegian Krone	Buy	6/15/22	6,568	7,057	(489)
	Swedish Krona	Sell	6/15/22	116,956	121,909	4,953
Barclays Bank PLC
	British Pound	Sell	6/15/22	227,606	231,840	4,234
	Euro	Sell	6/15/22	19,344	19,925	581
	Indonesian Rupiah	Buy	5/18/22	139,233	139,257	(24)
	Norwegian Krone	Buy	6/15/22	704	735	(31)
	Peruvian New Sol	Buy	7/20/22	72,643	74,881	(2,238)
	Swiss Franc	Sell	6/15/22	481,741	510,438	28,697

40 Global Income Trust

FORWARD CURRENCY CONTRACTS at 4/30/22 (aggregate face value $100,310,951) (Unaudited) cont.
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Citibank, N.A.
	Chilean Peso	Buy	7/20/22	$126,007	$134,143	$(8,136)
	Danish Krone	Sell	6/15/22	176,611	186,031	9,420
	Euro	Buy	6/15/22	132,445	137,377	(4,932)
	Romanian Leu	Buy	6/15/22	73,056	76,361	(3,305)
	Swedish Krona	Sell	6/15/22	14,080	14,245	165
	Thai Baht	Buy	5/18/22	356,183	377,037	(20,854)
	Thai Baht	Sell	5/18/22	356,182	368,370	12,188
Credit Suisse International
	Swiss Franc	Buy	6/15/22	64,184	66,859	(2,675)
Goldman Sachs International
	Chinese Yuan (Offshore)	Sell	5/18/22	1,216,757	1,263,748	46,991
	Euro	Buy	6/15/22	3,664,184	3,856,325	(192,141)
	Indonesian Rupiah	Buy	5/18/22	345,742	347,324	(1,582)
	Japanese Yen	Sell	5/18/22	829,172	974,647	145,475
	Norwegian Krone	Sell	6/15/22	77,211	80,998	3,787
	Polish Zloty	Sell	6/15/22	159,629	163,645	4,016
	South African Rand	Sell	7/20/22	20,096	21,663	1,567
	Swedish Krona	Sell	6/15/22	202,724	205,208	2,484
	Swiss Franc	Buy	6/15/22	1,173,442	1,242,839	(69,397)
HSBC Bank USA, National Association
	Australian Dollar	Sell	7/20/22	13,938	14,337	399
	Chinese Yuan (Offshore)	Buy	5/18/22	7,719,898	8,018,919	(299,021)
	Euro	Sell	6/15/22	13,349,827	14,052,530	702,703
	Japanese Yen	Buy	5/18/22	135,025	152,603	(17,578)
	New Zealand Dollar	Sell	7/20/22	19,551	20,511	960
	Norwegian Krone	Sell	6/15/22	8,381	8,939	558
	Singapore Dollar	Sell	5/18/22	109,327	109,610	283
	Swedish Krona	Sell	6/15/22	981	1,012	31
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/20/22	886,017	951,861	(65,844)
	British Pound	Sell	6/15/22	983,108	1,045,973	62,865
	Chinese Yuan (Offshore)	Sell	5/18/22	179,775	187,240	7,465
	Euro	Buy	6/15/22	9,828,765	10,355,136	(526,371)
	Japanese Yen	Sell	5/18/22	2,580,535	2,913,736	333,201
	Norwegian Krone	Sell	6/15/22	9,906	10,138	232
	Singapore Dollar	Buy	5/18/22	270,064	277,808	(7,744)
	South Korean Won	Buy	5/18/22	1,271,538	1,336,120	(64,582)
	Swedish Krona	Buy	6/15/22	9,288	9,838	(550)
	Swiss Franc	Sell	6/15/22	29,157	30,636	1,479
Morgan Stanley & Co. International PLC
	Australian Dollar	Sell	7/20/22	32,262	33,873	1,611
	British Pound	Buy	6/15/22	4,468,629	4,757,445	(288,816)
	Canadian Dollar	Buy	7/20/22	637,497	656,442	(18,945)
	Chinese Yuan (Offshore)	Sell	5/18/22	98,677	102,488	3,811

Global Income Trust 41

FORWARD CURRENCY CONTRACTS at 4/30/22 (aggregate face value $100,310,951) (Unaudited) cont.
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC cont.
	Euro	Sell	6/15/22	$189,208	$194,331	$5,123
	Japanese Yen	Buy	5/18/22	2,364,190	2,703,996	(339,806)
	New Zealand Dollar	Sell	7/20/22	593,550	645,526	51,976
	Norwegian Krone	Sell	6/15/22	39,784	40,636	852
	Swedish Krona	Sell	6/15/22	149,522	149,864	342
	Swiss Franc	Buy	6/15/22	17,510	17,789	(279)
NatWest Markets PLC
	British Pound	Buy	6/15/22	53,066	55,798	(2,732)
	Chinese Yuan (Offshore)	Buy	5/18/22	245,956	255,636	(9,680)
	Euro	Sell	6/15/22	4,949,635	5,209,239	259,604
	Norwegian Krone	Buy	6/15/22	4,287	4,565	(278)
	Swedish Krona	Buy	6/15/22	13,204	13,418	(214)
	Swiss Franc	Buy	6/15/22	824	859	(35)
State Street Bank and Trust Co.
	Australian Dollar	Sell	7/20/22	1,157,631	1,251,503	93,872
	British Pound	Buy	6/15/22	207,738	215,802	(8,064)
	Canadian Dollar	Buy	7/20/22	590,105	608,610	(18,505)
	Chinese Yuan (Offshore)	Buy	5/18/22	3,074,766	3,205,666	(130,900)
	Euro	Buy	5/18/22	221,148	224,609	(3,461)
	Euro	Sell	5/18/22	221,148	226,458	5,310
	Euro	Sell	6/15/22	679,034	719,621	40,587
	Hong Kong Dollar	Buy	5/18/22	25,393	25,569	(176)
	Hungarian Forint	Buy	6/15/22	132,735	137,493	(4,758)
	Israeli Shekel	Buy	7/20/22	202,893	210,089	(7,196)
	Japanese Yen	Buy	5/18/22	1,142,526	1,304,200	(161,674)
	New Zealand Dollar	Sell	7/20/22	115,755	126,287	10,532
	Norwegian Krone	Sell	6/15/22	136,091	143,610	7,519
	Swedish Krona	Sell	6/15/22	211,430	213,666	2,236
	Swiss Franc	Buy	6/15/22	1,209,807	1,262,200	(52,393)
Toronto-Dominion Bank
	British Pound	Buy	6/15/22	7,545	7,560	(15)
	Chinese Yuan (Offshore)	Sell	5/18/22	193,640	202,881	9,241
	Euro	Sell	6/15/22	14,481	14,507	26
	Japanese Yen	Buy	5/18/22	1,110,135	1,246,460	(136,325)
	Norwegian Krone	Sell	6/15/22	211,285	222,638	11,353
UBS AG
	British Pound	Sell	6/15/22	1,375,321	1,463,624	88,303
	Canadian Dollar	Sell	7/20/22	15,175	15,449	274
	Chinese Yuan (Offshore)	Sell	5/18/22	329,039	343,859	14,820
	Euro	Buy	6/15/22	7,572,330	7,968,111	(395,781)
	Japanese Yen	Buy	5/18/22	3,815,894	4,336,494	(520,600)
	Norwegian Krone	Buy	6/15/22	140,271	146,949	(6,678)
	Swedish Krona	Sell	6/15/22	203,203	209,138	5,935
	Swiss Franc	Sell	6/15/22	134,754	141,779	7,025

42 Global Income Trust

FORWARD CURRENCY CONTRACTS at 4/30/22 (aggregate face value $100,310,951) (Unaudited) cont.
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
WestPac Banking Corp.
	Australian Dollar	Sell	7/20/22	$8,844	$8,859	$15
	Canadian Dollar	Sell	7/20/22	140,775	143,718	2,943
	Japanese Yen	Sell	5/18/22	968,992	1,023,489	54,497
	New Zealand Dollar	Buy	7/20/22	11,163	11,392	(229)
Unrealized appreciation						2,710,655
Unrealized (depreciation)						(3,442,445)
Total						$(731,790)
* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 4/30/22 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Australian Government Treasury Bond 3 yr (Long)	7	$539,004	$539,004	Jun-22	$(12,994)
Canadian Government Bond 10 yr (Long)	6	590,169	590,169	Jun-22	(44,295)
Euro-Bobl 5 yr (Long)	21	2,817,539	2,817,540	Jun-22	(120,336)
Euro-Bund 10 yr (Long)	16	2,592,476	2,592,477	Jun-22	(205,777)
Euro-Buxl 30 yr (Long)	7	1,262,627	1,262,628	Jun-22	(214,759)
Euro-Schatz 2 yr (Short)	6	697,185	697,185	Jun-22	10,179
Japanese Government Bond 10 yr (Long)	5	5,764,593	5,764,593	Jun-22	(43,175)
Japanese Government Bond 10 yr (Short)	10	11,529,185	11,529,185	Jun-22	86,257
U.K. Gilt 10 yr (Long)	25	3,723,309	3,723,311	Jun-22	(123,912)
U.S. Treasury Bond 30 yr (Long)	17	2,391,688	2,391,688	Jun-22	(252,898)
U.S. Treasury Bond Ultra 30 yr (Long)	14	2,246,125	2,246,125	Jun-22	(325,203)
U.S. Treasury Note 2 yr (Short)	140	29,513,750	29,513,750	Jun-22	525,779
U.S. Treasury Note 5 yr (Long)	65	7,323,672	7,323,672	Jun-22	(308,357)
U.S. Treasury Note 10 yr (Long)	42	5,004,563	5,004,563	Jun-22	(296,782)
U.S. Treasury Note Ultra 10 yr (Long)	8	1,032,000	1,032,000	Jun-22	(54,456)
Unrealized appreciation					622,215
Unrealized (depreciation)					(2,002,944)
Total					$(1,380,729)

WRITTEN SWAP OPTIONS OUTSTANDING at 4/30/22 (premiums $2,706,752) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike	Notional/contract amount	Value
Bank of America N.A.
0.985/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.985	$14,042,100	$310,892
Citibank, N.A.
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865	448,600	14,723
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865	448,600	49,104
2.395/3 month USD-LIBOR-BBA/Nov-33	Nov-23/2.395	11,786,300	867,707

Global Income Trust 43

WRITTEN SWAP OPTIONS OUTSTANDING at 4/30/22 (premiums $2,706,752) (Unaudited) cont.
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike		Notional/contract amount	Value
Goldman Sachs International
(1.448)/Sterling Overnight Index Average/Feb-39	Feb-29/1.448	GBP	242,000	$17,190
1.448/Sterling Overnight Index Average/Feb-39	Feb-29/1.448	GBP	242,000	23,243
JPMorgan Chase Bank N.A.
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		$1,046,200	9,071
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		1,657,100	15,361
(1.667)/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	532,300	24,371
1.667/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	532,300	43,335
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		$1,657,100	141,201
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		1,046,200	176,211
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		6,153,900	230,587
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		6,153,900	350,403
Morgan Stanley & Co. International PLC
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		1,059,500	403
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		191,400	11,015
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		191,400	11,254
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		191,400	11,536
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		191,400	11,878
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00		1,590,200	134,054
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		1,059,500	139,737
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75		1,590,200	160,562
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00		1,590,200	171,201
NatWest Markets PLC
0.84/Sterling Overnight Index Average/Sep-23	Sep-22/0.84	GBP	19,660,400	375,527
0.68/Sterling Overnight Index Average/Sep-23	Sep-22/0.68	GBP	19,660,400	413,351
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		$145,700	3,746
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		291,400	89,585
UBS AG
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		520,300	15,645
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		520,300	54,451
Total				$3,877,344

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/22 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike	Notional/ contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(1.39)/SOFR/Dec-26 (Purchased)	Dec-24/1.39	$20,479,800	$(235,518)	$396,694
(2.485)/3 month USD-LIBOR-BBA/Oct-54 (Purchased)	Oct-24/2.485	3,591,700	(216,759)	242,081
(1.405)/SOFR/Dec-58 (Purchased)	Dec-28/1.405	1,573,300	(241,305)	145,876
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	1,070,200	(139,394)	116,502

44 Global Income Trust

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/22 (Unaudited) cont.
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike		Notional/ contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A. cont.
(1.76)/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76		$13,537,300	$(87,485)	$116,015
(0.305)/3 month USD-LIBOR-BBA/May-23 (Purchased)	May-22/0.305		3,895,600	(4,675)	83,405
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		802,700	(18,160)	60,227
(0.925)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		564,100	(40,390)	56,839
(2.2875)/3 month USD-LIBOR-BBA/May-32 (Purchased)	May-22/2.2875		779,100	(10,128)	37,303
(0.85)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		287,300	(20,973)	29,871
(2.94)/SOFR/Apr-25 (Purchased)	Apr-23/2.94		15,134,800	(161,942)	27,697
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		2,989,900	(27,582)	22,275
(1.304)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	252,800	(20,484)	18,028
(1.053)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	133,700	(30,493)	10,327
1.053/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	133,700	(30,493)	(3,714)
1.304/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	252,800	(40,969)	(11,857)
0.85/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		$287,300	(20,973)	(12,253)
2.29/3 month USD-LIBOR-BBA/Mar-34 (Purchased)	Mar-24/2.29		678,400	(33,368)	(15,366)
1.76/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76		13,537,300	(87,485)	(15,974)
0.925/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		564,100	(40,390)	(22,914)
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		2,989,900	(27,582)	(27,298)
2.17/3 month USD-LIBOR-BBA/Apr-34 (Purchased)	Apr-24/2.17		1,938,200	(93,615)	(45,664)
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		1,070,200	(139,394)	(71,725)
1.405/SOFR/Dec-58 (Purchased)	Dec-28/1.405		1,573,300	(241,305)	(87,381)
1.39/SOFR/Dec-26 (Purchased)	Dec-24/1.39		20,479,800	(235,518)	(100,965)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		802,700	(377,410)	(371,883)
(2.525)/3 month USD-LIBOR-BBA/Apr-41 (Written)	Apr-31/2.525		7,780,200	564,065	41,468
(2.272)/SOFR/Apr-42 (Written)	Apr-32/2.272		3,257,200	271,325	33,679
(1.115)/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115		13,537,300	57,026	26,939

Global Income Trust 45

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/22 (Unaudited) cont.
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike	Notional/ contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A. cont.
(1.085)/3 month USD-LIBOR-BBA/Apr-34 (Written)	Apr-24/1.085	$3,876,400	$53,204	$26,902
(1.29)/3 month USD-LIBOR-BBA/Mar-34 (Written)	Mar-24/1.29	969,100	15,118	7,423
3.69/SOFR/Apr-25 (Written)	Apr-23/3.69	30,269,600	169,510	(26,940)
1.7875/3 month USD-LIBOR-BBA/May-32 (Written)	May-22/1.7875	389,600	10,909	(29,750)
2.272/SOFR/Apr-42 (Written)	Apr-32/2.272	3,257,200	271,325	(39,380)
0.805/3 month USD-LIBOR-BBA/May-23 (Written)	May-22/0.805	7,791,300	2,532	(135,257)
2.525/3 month USD-LIBOR-BBA/Apr-41 (Written)	Apr-31/2.525	7,780,200	564,065	(163,929)
1.115/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115	13,537,300	57,026	(206,850)
2.415/3 month USD-LIBOR-BBA/Oct-33 (Written)	Oct-23/2.415	11,134,200	235,210	(571,184)
Citibank, N.A.
(1.75)/SOFR/Mar-53 (Purchased)	Mar-23/1.75	1,665,400	(124,655)	166,806
(1.724)/SOFR/Mar-53 (Purchased)	Mar-23/1.724	1,604,100	(121,029)	166,586
(1.735)/SOFR/Mar-53 (Purchased)	Mar-23/1.735	1,523,800	(112,647)	157,866
(2.194)/3 month USD-LIBOR-BBA/Sep-52 (Purchased)	Sep-22/2.194	1,392,700	(34,159)	145,537
(1.648)/SOFR/Sep-32 (Purchased)	Sep-22/1.648	1,786,700	(43,685)	135,432
(1.826)/SOFR/Jan-42 (Purchased)	Jan-32/1.826	2,979,400	(220,029)	113,873
(1.102)/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102	674,000	(21,416)	91,590
(1.752)/3 month USD-LIBOR-BBA/Dec-31 (Purchased)	Dec-26/1.752	1,591,200	(51,873)	56,201
(1.90)/3 month USD-LIBOR-BBA/Jun-28 (Purchased)	Jun-26/1.90	2,731,200	(36,407)	38,428
(1.625)/3 month USD-LIBOR-BBA/Jan-61 (Purchased)	Jan-41/1.625	933,600	(137,706)	27,999
(2.31)/SOFR/Jun-32 (Purchased)	Jun-22/2.31	1,024,900	(21,984)	21,267
(2.427)/3 month USD-LIBOR-BBA/Jun-41 (Purchased)	Jun-31/2.427	577,800	(42,093)	14,139
(2.725)/SOFR/Jul-32 (Purchased)	Jul-22/2.725	6,955,500	(141,892)	5,982
2.427/3 month USD-LIBOR-BBA/Jun-41 (Purchased)	Jun-31/2.427	577,800	(42,093)	(4,761)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	377,000	(48,539)	(6,379)
1.90/3 month USD-LIBOR-BBA/Jun-28 (Purchased)	Jun-26/1.90	2,731,200	(36,407)	(8,576)
2.725/SOFR/Jul-32 (Purchased)	Jul-22/2.725	6,955,500	(141,892)	(8,694)
1.625/3 month USD-LIBOR-BBA/Jan-61 (Purchased)	Jan-41/1.625	933,600	(137,706)	(10,046)

46 Global Income Trust

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/22 (Unaudited) cont.
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike		Notional/ contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Citibank, N.A. cont.
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		$377,000	$(48,539)	$(10,247)
2.31/SOFR/Jun-32 (Purchased)	Jun-22/2.31		1,024,900	(21,984)	(17,126)
1.752/3 month USD-LIBOR-BBA/Dec-31 (Purchased)	Dec-26/1.752		1,591,200	(51,873)	(20,495)
1.102/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102		674,000	(21,416)	(20,820)
1.648/SOFR/Sep-32 (Purchased)	Sep-22/1.648		1,786,700	(43,685)	(40,915)
1.826/SOFR/Jan-42 (Purchased)	Jan-32/1.826		2,979,400	(220,029)	(50,262)
1.735/SOFR/Mar-53 (Purchased)	Mar-23/1.735		1,523,800	(112,647)	(78,598)
1.724/SOFR/Mar-53 (Purchased)	Mar-23/1.724		1,604,100	(121,029)	(85,964)
1.75/SOFR/Mar-53 (Purchased)	Mar-23/1.75		1,665,400	(124,655)	(86,684)
0.555/6 month EUR-EURIBOR-Reuters/Mar-25 (Purchased)	Mar-24/0.555	EUR	21,775,600	(137,362)	(99,699)
1.5625/SOFR/Jun-32 (Purchased)	Jun-22/1.5625		$14,680,900	(284,075)	(283,488)
(1.3125)/SOFR/Jun-32 (Written)	Jun-22/1.3125		14,680,900	146,809	146,662
(0.055)/6 month EUR-EURIBOR-Reuters/Mar-25 (Written)	Mar-24/0.055	EUR	43,551,100	139,730	104,293
(1.918)/3 month USD-LIBOR-BBA/Jan-51 (Written)	Jan-31/1.918		$1,123,800	134,406	34,636
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		2,092,900	19,150	18,983
(1.194)/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-23/1.194		2,731,200	20,703	17,562
(1.177)/3 month USD-LIBOR-BBA/Jul-40 (Written)	Jul-30/1.177		110,100	8,346	4,395
1.177/3 month USD-LIBOR-BBA/Jul-40 (Written)	Jul-30/1.177		110,100	8,346	(9,092)
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		2,092,900	19,150	(64,106)
1.918/3 month USD-LIBOR-BBA/Jan-51 (Written)	Jan-31/1.918		1,123,800	134,406	(64,383)
1.194/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-23/1.194		2,731,200	20,703	(91,058)
1.7075/3 month USD-LIBOR-BBA/Sep-27 (Written)	Sep-22/1.7075		6,685,000	35,431	(403,573)
1.8125/SOFR/Jun-32 (Written)	Jun-22/1.8125		14,680,900	146,809	(1,064,072)
Deutsche Bank AG
(1.724)/SOFR/Jan-47 (Purchased)	Jan-37/1.724		3,724,300	(307,441)	94,970
2.235/SOFR/Jul-32 (Purchased)	Jul-22/2.235		4,644,000	(26,239)	(2,647)
1.724/SOFR/Jan-47 (Purchased)	Jan-37/1.724		3,724,300	(307,441)	(40,558)
(2.135)/SOFR/Mar-42 (Written)	Mar-32/2.135		1,773,300	149,046	26,759
3.235/SOFR/Jul-32 (Written)	Jul-22/3.235		4,644,000	33,089	882
2.135/SOFR/Mar-42 (Written)	Mar-32/2.135		1,773,300	149,046	(29,455)

Global Income Trust 47

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/22 (Unaudited) cont.
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike		Notional/ contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Goldman Sachs International
(-0.197)/6 month EUR-EURIBOR-Reuters/Jun-25 (Purchased)	Jun-23/-0.197	EUR	3,834,800	$(17,037)	$141,674
(1.727)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		$609,000	(91,046)	50,328
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		371,900	(46,952)	(3,254)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		371,900	(46,952)	(5,147)
-0.197/6 month EUR-EURIBOR-Reuters/Jun-25 (Purchased)	Jun-23/-0.197	EUR	3,834,800	(17,037)	(13,633)
1.727/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		$609,000	(55,845)	(24,311)
(0.26)/6 month EUR-EURIBOR-Reuters/Jun-28 (Written)	Jun-26/0.26	EUR	3,834,800	42,765	22,331
(0.555)/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	235,050	35,495	9,896
0.555/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	235,050	35,495	(19,914)
0.26/6 month EUR-EURIBOR-Reuters/Jun-28 (Written)	Jun-26/0.26	EUR	3,834,800	42,765	(96,162)
2.41/3 month USD-LIBOR-BBA/Aug-33 (Written)	Aug-23/2.41		$2,970,400	43,368	(169,818)
2.07/3 month USD-LIBOR-BBA/Aug-33 (Written)	Aug-23/2.07		2,411,600	49,920	(173,515)
JPMorgan Chase Bank N.A.
(1.805)/3 month USD-LIBOR-BBA/Dec-36 (Purchased)	Dec-26/1.805		2,075,600	(123,083)	129,704
(2.495)/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	1,458,600	(90,707)	88,588
(1.905)/SOFR/Jan-42 (Purchased)	Jan-32/1.905		$861,700	(62,904)	30,659
1.921/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	759,100	(97,077)	30,439
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	261,200	(9,791)	18,625
(1.544)/SOFR/Jan-62 (Purchased)	Jan-32/1.544		$323,100	(54,281)	17,722
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	125,100	(7,399)	17,328
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	163,800	(5,110)	14,478
(2.032)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		$187,600	(21,668)	13,488
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		628,600	(36,333)	1,766
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		628,600	(65,374)	(2,269)
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	163,800	(5,110)	(4,386)

48 Global Income Trust

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/22 (Unaudited) cont.
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike		Notional/ contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
JPMorgan Chase Bank N.A. cont.
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		$377,000	$(40,452)	$(5,248)
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	125,100	(7,399)	(6,177)
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	261,200	(9,791)	(6,611)
2.032/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		$187,600	(21,668)	(8,515)
(1.921)/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	759,100	(97,077)	(9,337)
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		$377,000	(58,284)	(12,072)
1.544/SOFR/Jan-62 (Purchased)	Jan-32/1.544		323,100	(54,281)	(12,181)
1.905/SOFR/Jan-42 (Purchased)	Jan-32/1.905		861,700	(62,904)	(12,288)
2.495/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	1,458,600	(90,707)	(37,276)
1.805/3 month USD-LIBOR-BBA/Dec-36 (Purchased)	Dec-26/1.805		$2,075,600	(123,083)	(53,675)
(1.168)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168		1,539,000	99,035	60,606
(1.70)/SOFR/Jan-29 (Written)	Jan-24/1.70		3,884,900	82,894	40,442
(2.50)/6 month AUD-BBR-BBSW/Nov-42 (Written)	Nov-22/2.50	AUD	904,300	32,641	29,142
(2.317)/SOFR/Apr-42 (Written)	Apr-32/2.317		$2,442,700	206,897	24,427
(1.81)/SOFR/Jan-37 (Written)	Jan-27/1.81		723,500	42,759	13,964
(1.232)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.232		333,100	21,402	12,808
(1.204)/3 month USD-LIBOR-BBA/Jun-40 (Written)	Jun-30/1.204		264,200	19,696	10,201
1.204/3 month USD-LIBOR-BBA/Jun-40 (Written)	Jun-30/1.204		264,200	19,696	(21,707)
2.317/SOFR/Apr-42 (Written)	Apr-32/2.317		2,442,700	206,897	(22,961)
1.232/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.232		333,100	21,402	(30,738)
1.81/SOFR/Jan-37 (Written)	Jan-27/1.81		723,500	42,759	(36,182)
2.50/6 month AUD-BBR-BBSW/Nov-42 (Written)	Nov-22/2.50	AUD	904,300	32,641	(74,385)
1.70/SOFR/Jan-29 (Written)	Jan-24/1.70		$3,884,900	82,894	(144,052)
1.168/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168		1,539,000	99,035	(147,944)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		734,900	(83,852)	37,362
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		377,000	(40,565)	(8,351)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		377,000	(57,756)	(8,690)

Global Income Trust 49

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/22 (Unaudited) cont.
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike		Notional/ contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC cont.
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		$734,900	$(83,852)	$(45,931)
(2.02)/SOFR/Mar-56 (Written)	Mar-26/2.02		2,507,900	329,162	57,381
(2.39)/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		972,300	51,192	20,146
2.39/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		972,300	51,192	(26,379)
2.02/SOFR/Mar-56 (Written)	Mar-26/2.02		2,507,900	329,162	(86,673)
Toronto-Dominion Bank
(1.50)/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50		5,006,300	(172,092)	501,081
(1.937)/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937		2,002,500	(104,731)	118,748
(2.405)/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405		94,500	(6,591)	2,636
2.405/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405		94,500	(6,591)	(667)
1.937/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937		2,002,500	(104,731)	(40,771)
1.50/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50		5,006,300	(172,092)	(158,499)
(2.095)/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095		864,900	113,734	33,627
2.095/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095		864,900	113,734	(47,751)
UBS AG
(0.271)/6 month EUR-EURIBOR-Reuters/Jan-36 (Purchased)	Jan-26/0.271	EUR	3,206,200	(167,689)	424,793
(0.44)/6 month EUR-EURIBOR-Reuters/Feb-41 (Purchased)	Feb-31/0.44	EUR	2,404,600	(188,646)	225,642
(0.45)/6 month EUR-EURIBOR-Reuters/Jan-41 (Purchased)	Jan-31/0.45	EUR	1,923,700	(151,327)	179,075
(0.8925)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925		$2,150,100	(45,582)	172,008
(1.715)/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715		1,001,300	(90,367)	131,351
(0.902)/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902		860,100	(48,123)	104,494
(0.87)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87		7,167,200	(48,343)	99,552
(0.296)/6 month EUR-EURIBOR-Reuters/Jan-51 (Purchased)	Jan-31/0.296	EUR	801,500	(121,280)	97,584
(1.125)/6 month EUR-EURIBOR-Reuters/Apr-48 (Purchased)	Apr-28/1.125	EUR	1,628,600	(214,737)	76,489
(0.983)/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983		$2,866,900	(45,440)	66,139

50 Global Income Trust

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/22 (Unaudited) cont.
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike		Notional/ contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
UBS AG cont.
(1.25)/6 month EUR-EURIBOR-Reuters/Apr-48 (Purchased)	Apr-28/1.25	EUR	1,628,600	$(212,002)	$57,556
(1.325)/6 month EUR-EURIBOR-Reuters/Apr-49 (Purchased)	Apr-29/1.325	EUR	1,628,600	(225,795)	30,719
(1.87)/3 month USD-LIBOR-BBA/Jul-46 (Purchased)	Jul-41/1.87		$2,105,300	(97,896)	25,769
(0.70)/6 month EUR-EURIBOR-Reuters/Mar-64 (Purchased)	Mar-34/0.70	EUR	814,300	(186,561)	22,524
(2.00)/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	975,900	(51,942)	21,885
(0.70)/6 month EUR-EURIBOR-Reuters/Mar-64 (Purchased)	Mar-34/0.70	EUR	814,300	(189,288)	20,308
(0.90)/Sterling Overnight Index Average/Jan-40 (Purchased)	Jan-30/0.90	GBP	234,000	(22,088)	12,273
(0.4879)/Sterling Overnight Index Average/Aug-39 (Purchased)	Aug-29/0.4879	GBP	100,200	(10,328)	7,247
(2.70)/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	1,140,000	(69,219)	3,206
2.70/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	1,140,000	(69,219)	(1,160)
1.87/3 month USD-LIBOR-BBA/Jul-46 (Purchased)	Jul-41/1.87		$2,105,300	(97,896)	(4,547)
0.4879/Sterling Overnight Index Average/Aug-39 (Purchased)	Aug-29/0.4879	GBP	100,200	(10,328)	(4,865)
0.90/Sterling Overnight Index Average/Jan-40 (Purchased)	Jan-30/0.90	GBP	234,000	(22,088)	(6,053)
2.00/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	975,900	(51,942)	(9,274)
0.983/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983		$2,866,900	(45,440)	(22,763)
0.87/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87		7,167,200	(48,343)	(26,089)
0.70/6 month EUR-EURIBOR-Reuters/Mar-64 (Purchased)	Mar-34/0.70	EUR	814,300	(186,561)	(30,771)
0.70/6 month EUR-EURIBOR-Reuters/Mar-64 (Purchased)	Mar-34/0.70	EUR	814,300	(189,288)	(32,996)
1.325/6 month EUR-EURIBOR-Reuters/Apr-49 (Purchased)	Apr-29/1.325	EUR	1,628,600	(225,795)	(36,011)
0.902/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902		$860,100	(48,123)	(37,242)
0.8925/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925		2,150,100	(45,582)	(43,368)
1.25/6 month EUR-EURIBOR-Reuters/Apr-48 (Purchased)	Apr-28/1.25	EUR	1,628,600	(212,002)	(47,179)
0.296/6 month EUR-EURIBOR-Reuters/Jan-51 (Purchased)	Jan-31/0.296	EUR	801,500	(121,280)	(49,895)
1.125/6 month EUR-EURIBOR-Reuters/Apr-48 (Purchased)	Apr-28/1.125	EUR	1,628,600	(214,737)	(62,384)

Global Income Trust 51

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/22 (Unaudited) cont.
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike		Notional/ contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
UBS AG cont.
0.45/6 month EUR-EURIBOR-Reuters/Jan-41 (Purchased)	Jan-31/0.45	EUR	1,923,700	$(151,327)	$(68,939)
1.715/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715		$1,001,300	(90,367)	(77,881)
0.44/6 month EUR-EURIBOR-Reuters/Feb-41 (Purchased)	Feb-31/0.44	EUR	2,404,600	(188,646)	(86,173)
0.32/6 month EUR-EURIBOR-Reuters/Sep-52 (Purchased)	Sep-22/0.32	EUR	1,951,800	(118,639)	(97,990)
0.271/6 month EUR-EURIBOR-Reuters/Jan-36 (Purchased)	Jan-26/0.271	EUR	3,206,200	(167,689)	(108,270)
(0.16)/6 month EUR-EURIBOR-Reuters/Sep-52 (Written)	Sep-22/0.16	EUR	1,951,800	78,076	63,954
(0.00)/6 month EUR-EURIBOR-Reuters/Sep-52 (Written)	Sep-22/0.00	EUR	1,951,800	50,611	40,975
(0.958)/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958		$1,720,100	45,712	31,547
(0.43)/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	93,200	7,472	4,609
0.43/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	93,200	7,472	(8,619)
0.958/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958		$1,720,100	45,712	(112,821)
Wells Fargo Bank, N.A.
(1.405)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405		7,008,800	(143,505)	394,455
(1.3875)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875		5,006,300	(102,754)	284,808
(2.16)/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16		2,961,800	(147,720)	135,739
(1.96)/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.96		1,770,600	(119,870)	85,856
(1.8225)/SOFR/Jan-42 (Purchased)	Jan-32/1.8225		1,117,300	(82,457)	42,904
1.8225/SOFR/Jan-42 (Purchased)	Jan-32/1.8225		1,117,300	(82,457)	(18,905)
1.96/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.96		1,770,600	(119,870)	(30,915)
2.16/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16		2,961,800	(147,720)	(53,964)
1.3875/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875		5,006,300	(102,754)	(71,490)
1.405/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405		7,008,800	(143,505)	(98,894)
(1.62)/SOFR/Jan-27 (Written)	Jan-25/1.62		8,565,800	94,224	26,211
1.62/SOFR/Jan-27 (Written)	Jan-25/1.62		8,565,800	94,224	(144,415)
Unrealized appreciation					7,529,668
Unrealized (depreciation)					(7,533,325)
Total					$(3,657)

52 Global Income Trust

TBA SALE COMMITMENTS OUTSTANDING at 4/30/22 (proceeds receivable $199,154,531) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 4.50%, 5/1/52	$21,000,000	5/12/22	$21,364,228
Uniform Mortgage-Backed Securities, 4.00%, 6/1/52	6,000,000	6/13/22	5,945,624
Uniform Mortgage-Backed Securities, 4.00%, 5/1/52	24,000,000	5/12/22	23,858,436
Uniform Mortgage-Backed Securities, 3.50%, 6/1/52	5,000,000	6/13/22	4,835,738
Uniform Mortgage-Backed Securities, 3.50%, 5/1/52	24,000,000	5/12/22	23,270,604
Uniform Mortgage-Backed Securities, 3.00%, 5/1/52	22,000,000	5/12/22	20,740,137
Uniform Mortgage-Backed Securities, 2.50%, 6/1/52	31,000,000	6/13/22	28,224,527
Uniform Mortgage-Backed Securities, 2.50%, 5/1/52	31,000,000	5/12/22	28,282,652
Uniform Mortgage-Backed Securities, 2.00%, 6/1/52	18,000,000	6/13/22	15,842,394
Uniform Mortgage-Backed Securities, 2.00%, 5/1/52	27,000,000	5/12/22	23,809,998
Total			$196,174,338

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/22 (Unaudited)
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$670,000	$21,273	$(53)	12/23/23	Secured Overnight Financing Rate — Annually	0.695% — Annually	$(22,383)
10,276,000	748,812	883	12/23/26	1.085% — Annually	Secured Overnight Financing Rate — Annually	714,231
3,190,000	385,224	385	12/23/31	1.285% — Annually	Secured Overnight Financing Rate — Annually	372,314
1,262,000	272,491	(2,247)	12/23/51	Secured Overnight Financing Rate — Annually	1.437% — Annually	(268,791)
8,457,000	268,256	(861)	12/24/23	0.697% — Annually	Secured Overnight Financing Rate — Annually	250,058
5,228,000	378,612	333	12/24/26	Secured Overnight Financing Rate — Annually	1.096% — Annually	(360,150)
1,358,000	164,033	(606)	12/24/31	1.285% — Annually	Secured Overnight Financing Rate — Annually	157,804
4,264,000	922,431	(2,304)	12/24/51	1.435% — Annually	Secured Overnight Financing Rate — Annually	900,186

Global Income Trust 53

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/22 (Unaudited) cont.
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$252,000	$49,833	$(41)	12/31/51	Secured Overnight Financing Rate — Annually	1.525% — Annually	$(48,688)
1,711,000	121,413	(227)	12/31/26	Secured Overnight Financing Rate — Annually	1.135% — Annually	(115,810)
1,865,000	214,531	7,257	12/31/31	Secured Overnight Financing Rate — Annually	1.355% — Annually	(199,714)
446,900	15,521 E	(10)	1/15/47	1.724% — Annually	Secured Overnight Financing Rate — Annually	15,511
769,000	127,639	(26)	1/21/52	1.679% — Annually	Secured Overnight Financing Rate — Annually	124,302
1,051,000	185,964	(36)	1/19/52	Secured Overnight Financing Rate — Annually	1.626% — Annually	(181,543)
300,000	51,315	(10)	2/1/52	1.6545% — Annually	Secured Overnight Financing Rate — Annually	50,183
2,024,000	260,003	(69)	2/24/52	Secured Overnight Financing Rate — Annually	1.86% — Annually	(253,765)
1,338,000	197,542	(46)	2/29/52	1.7674% — Annually	Secured Overnight Financing Rate — Annually	193,834
1,801,000	148,763	(24)	2/29/32	Secured Overnight Financing Rate — Annually	1.75% — Annually	(143,910)
5,321,000	258,388	(43)	2/28/27	1.675% — Annually	Secured Overnight Financing Rate — Annually	244,660
12,331,000	269,926	(47)	2/29/24	Secured Overnight Financing Rate — Annually	1.47709% — Annually	(242,009)
245,600	21,745	(3)	3/7/32	3 month USD-LIBOR-BBA — Quarterly	1.9575% — Semiannually	(21,246)

54 Global Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/22 (Unaudited) cont.
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$3,539,800	$355,254	$(47)	3/9/32	1.5475% — Annually	Secured Overnight Financing Rate — Annually	$348,032
3,670,200	370,250	(49)	3/9/32	1.5415% — Annually	Secured Overnight Financing Rate — Annually	362,841
1,935,000	162,540	(26)	3/11/32	1.737% — Annually	Secured Overnight Financing Rate — Annually	158,249
3,070,000	261,104 E	102,493	6/15/32	Secured Overnight Financing Rate — Annually	1.762% — Annually	(158,611)
477,000	10,022 E	6,929	6/15/24	Secured Overnight Financing Rate — Annually	1.80% — Annually	(3,092)
20,672,000	910,808 E	(484,452)	6/15/27	1.85% — Annually	Secured Overnight Financing Rate — Annually	426,356
4,461,000	306,203 E	118,261	6/15/32	Secured Overnight Financing Rate — Annually	1.95% — Annually	(187,942)
3,438,000	310,108 E	53,264	6/15/52	Secured Overnight Financing Rate — Annually	2.05% — Annually	(256,844)
2,051,000	78,758	(27)	3/30/32	2.2655% — Annually	Secured Overnight Financing Rate — Annually	75,110
2,051,000	79,743	(27)	3/30/32	2.26% — Annually	Secured Overnight Financing Rate — Annually	76,101
1,024,900	36,527	(14)	4/7/32	2.298% — Annually	Secured Overnight Financing Rate — Annually	35,131
4,750,000	36,005	(18)	3/31/24	2.307% — Annually	Secured Overnight Financing Rate — Annually	27,684
2,360,000	49,702	(19)	3/31/27	Secured Overnight Financing Rate — Annually	2.288% — Annually	(45,634)

Global Income Trust 55

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/22 (Unaudited) cont.
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$3,842,000	$80,336	$(31)	4/1/27	2.2915% — Annually	Secured Overnight Financing Rate — Annually	$73,892
2,979,000	68,398	(24)	4/1/27	2.247% — Annually	Secured Overnight Financing Rate — Annually	63,511
3,329,000	60,954	(27)	4/5/27	2.3485% — Annually	Secured Overnight Financing Rate — Annually	55,935
4,716,000	90,406	(38)	4/6/27	Secured Overnight Financing Rate — Annually	2.33% — Annually	(83,728)
4,214,000	81,583	(34)	4/6/27	2.326% — Annually	Secured Overnight Financing Rate — Annually	75,569
1,901,000	9,638	(7)	4/7/24	2.45% — Annually	Secured Overnight Financing Rate — Annually	6,874
558,000	7,221	(5)	4/7/27	Secured Overnight Financing Rate — Annually	2.465% — Annually	(6,410)
2,074,000	68,048	(28)	4/7/23	2.3305% — Annually	Secured Overnight Financing Rate — Annually	65,188
1,751,000	137,226	(60)	4/7/52	Secured Overnight Financing Rate — Annually	2.1005% — Annually	(135,162)
3,263,000	86,894	(43)	4/8/32	Secured Overnight Financing Rate — Annually	2.4015% — Annually	(82,543)
2,788,000	29,246	(23)	4/12/27	2.518% — Annually	Secured Overnight Financing Rate — Annually	25,926
3,760,000	25,530	(30)	4/13/27	Secured Overnight Financing Rate — Annually	2.598% — Annually	(21,195)
745,000	13,715	(10)	4/14/32	Secured Overnight Financing Rate — Annually	2.496% — Annually	(12,941)

56 Global Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/22 (Unaudited) cont.
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$442,000	$8,080	$(6)	4/14/32	2.4975% — Annually	Secured Overnight Financing Rate — Annually	$7,612
1,966,000	56,267	(67)	4/14/52	Secured Overnight Financing Rate — Annually	2.3395% — Annually	(54,410)
1,816,000	22,010	(15)	4/14/27	2.483% — Annually	Secured Overnight Financing Rate — Annually	20,101
4,526,000	27,337	(17)	4/14/24	2.405% — Annually	Secured Overnight Financing Rate — Annually	22,752
2,641,000	18,408	(10)	4/14/24	2.3565% — Annually	Secured Overnight Financing Rate — Annually	15,793
1,778,000	36,929	(24)	4/14/32	2.469% — Annually	Secured Overnight Financing Rate — Annually	35,057
3,844,000	114,282	(131)	4/18/52	Secured Overnight Financing Rate — Annually	2.334% — Annually	(111,530)
3,212,000	45,996	(26)	4/19/27	2.436% — Annually	Secured Overnight Financing Rate — Annually	43,636
23,114,000	142,613	(87)	4/19/24	2.402% — Annually	Secured Overnight Financing Rate — Annually	126,036
6,693,000	138,010	(89)	4/19/32	Secured Overnight Financing Rate — Annually	2.471% — Annually	(133,169)
1,713,000	3,238	(23)	4/21/32	2.7285% — Annually	Secured Overnight Financing Rate — Annually	(4,441)
3,740,000	12,305	(30)	4/22/27	Secured Overnight Financing Rate — Annually	2.673% — Annually	(10,094)
4,420,200	12,863	(42)	5/2/27	Secured Overnight Financing Rate — Annually	2.685% — Annually	(12,905)

Global Income Trust 57

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/22 (Unaudited) cont.
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
	$4,434,000	$5,365	$(17)	4/25/24	2.6625% — Annually	Secured Overnight Financing Rate — Annually	$3,548
	660,000	1,148	(9)	4/25/32	Secured Overnight Financing Rate — Annually	2.687% — Annually	(887)
	6,950,600	10,843	(92)	4/26/32	2.689% — Annually	Secured Overnight Financing Rate — Annually	8,365
	1,375,000	4,661	(5)	4/28/24	2.553% — Annually	Secured Overnight Financing Rate — Annually	4,395
	582,000	8,148	(8)	4/28/32	Secured Overnight Financing Rate — Annually	2.547% — Annually	(8,045)
	5,920,000	1,450	(22)	5/3/24	Secured Overnight Financing Rate — Annually	2.729% — Annually	(1,472)
AUD	9,400	1,083 E	—	1/30/35	1.692% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	1,083
AUD	32,200	4,089 E	—	3/5/35	1.47% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	4,089
AUD	12,000	1,566 E	—	3/25/35	1.4025% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	1,566
AUD	20,900	2,136 E	—	3/28/40	1.445% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	2,136
AUD	76,000	8,737 E	(1)	4/1/40	1.1685% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	8,736
AUD	5,000	978 E	—	7/2/45	1.441% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	977
AUD	200,000	18,507	(2)	4/6/31	6 month AUD-BBR-BBSW — Semiannually	1.87% — Semiannually	(18,410)
AUD	1,277,000	75,321 E	(48,775)	6/15/32	2.67% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	26,546
AUD	850,000	16,978 E	(837)	6/15/27	6 month AUD-BBR-BBSW — Semiannually	2.901% — Semiannually	(17,815)

58 Global Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/22 (Unaudited) cont.
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
AUD	600,000	$19,857 E	$(2,321)	6/15/32	6 month AUD-BBR-BBSW — Semiannually	3.101% — Semiannually	$(22,178)
CAD	2,663,000	188,244 E	(72,052)	6/15/32	2.325% — Semiannually	3 month CAD-BA-CDOR — Semiannually	116,191
CAD	850,000	33,354 E	(7,112)	6/15/32	3 month CAD-BA-CDOR — Semiannually	3.001% — Semiannually	(40,467)
CAD	780,000	22,483 E	(2,544)	6/15/32	3 month CAD-BA-CDOR — Semiannually	2.951% — Semiannually	(25,028)
CAD	720,000	12,605 E	707	6/15/27	3 month CAD-BA-CDOR — Semiannually	2.751% — Semiannually	(11,898)
CHF	2,016,000	146,814 E	65,354	6/15/32	Swiss Average Rate Overnight — Annually	0.565% — Annually	(81,460)
CNY	131,362,000	13,960 E	(1,235)	9/21/27	China Fixing Repo Rates 7 day — Quarterly	2.54% — Quarterly	(15,195)
EUR	60,400	2,432 E	(2)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(2,434)
EUR	82,300	3,700	(3)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	1.354% — Annually	(3,382)
EUR	91,000	5,948	(3)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	5,711
EUR	91,800	7,208	(4)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	6,989
EUR	260,300	26,502	(10)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	26,098
EUR	420,000	3,270 E	(16)	11/29/58	6 month EUR-EURIBOR-REUTERS — Semiannually	1.343% — Annually	3,254
EUR	283,000	33,100	(11)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	32,171

Global Income Trust 59

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/22 (Unaudited) cont.
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
EUR	87,500	$9,140 E	$(3)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	$9,137
EUR	79,600	12,101	(3)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	11,864
EUR	211,200	37,298	(9)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	36,717
EUR	258,600	62,247 E	(10)	8/8/54	0.49% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	62,237
EUR	107,000	33,411 E	(4)	6/6/54	6 month EUR-EURIBOR-REUTERS — Semiannually	0.207% — Annually	(33,415)
EUR	312,300	97,237	(11)	2/19/50	0.233% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	96,757
EUR	585,500	131,929	(22)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	0.595% — Annually	(130,620)
EUR	115,200	38,445 E	(4)	3/4/54	0.134% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	38,441
EUR	81,200	34,294 E	(3)	3/13/54	—	0.2275% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	34,291
EUR	302,300	44,571 E	(6)	5/13/40	6 month EUR-EURIBOR-REUTERS — Semiannually	0.276% — Annually	(44,577)
EUR	55,900	8,001 E	(1)	6/24/40	0.315% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	7,999
EUR	133,400	19,559 E	(3)	1/16/40	0.315% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	19,556

60 Global Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/22 (Unaudited) cont.
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
EUR	52,200	$7,564 E	$(1)	3/28/40	0.3175% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	$7,562
EUR	238,200	58,369	(10)	5/21/51	6 month EUR-EURIBOR-REUTERS — Semiannually	0.516% — Annually	(56,414)
EUR	51,000	6,977	(1)	6/14/31	0.171% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	6,770
EUR	377,200	55,638	(6)	7/15/31	0.0675% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	54,756
EUR	146,400	41,733 E	(6)	9/14/52	6 month EUR-EURIBOR-REUTERS — Semiannually	0.374% — Annually	(41,738)
EUR	446,000	48,147	(7)	3/7/32	6 month EUR-EURIBOR-REUTERS — Semiannually	0.60% — Annually	(47,356)
EUR	422,000	35,041 E	(21,622)	6/15/32	0.915% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	13,418
EUR	4,100,000	48,746 E	(498)	6/15/24	6 month EUR-EURIBOR-REUTERS — Semiannually	0.551% — Annually	(49,244)
EUR	3,350,000	102,382 E	(400)	6/15/27	6 month EUR-EURIBOR-REUTERS — Semiannually	0.901% — Annually	(102,782)
EUR	4,680,000	372,015 E	100,676	6/15/32	6 month EUR-EURIBOR-REUTERS — Semiannually	0.951% — Annually	(271,340)
EUR	580,000	72,366 E	(2,028)	6/15/52	6 month EUR-EURIBOR-REUTERS — Semiannually	1.001% — Annually	(74,394)
GBP	83,100	10,280	(2)	5/19/31	Sterling Overnight Index Average — Annually	0.754% — Annually	(9,626)
GBP	7,864,200	127,665 E	(41)	9/15/23	1.065% — Annually	Sterling Overnight Index Average — Annually	127,624

Global Income Trust 61

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/22 (Unaudited) cont.
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
GBP	255,000	$14,336 E	$11,494	6/15/32	Sterling Overnight Index Average — Annually	1.455% — Annually	$(2,842)
GBP	760,000	22,114 E	12,666	6/15/27	Sterling Overnight Index Average — Annually	1.651% — Annually	(9,448)
GBP	830,000	23,671 E	714	6/15/32	Sterling Overnight Index Average — Annually	1.701% — Annually	(22,957)
GBP	180,000	2,442 E	(11,663)	6/15/52	Sterling Overnight Index Average — Annually	1.751% — Annually	(9,220)
JPY	22,710,500	1,598 E	(6)	8/29/43	0.8084% — Semiannually	Bank of Japan Unsecured Overnight Call Rate Expected Index — Semiannually	(1,604)
JPY	26,213,100	19,383 E	(7)	8/29/43	0.2529% — Semiannually	Bank of Japan Unsecured Overnight Call Rate Expected Index — Semiannually	19,375
JPY	14,130,600	2,652	(2)	2/25/31	0.0619% — Semiannually	Bank of Japan Unsecured Overnight Call Rate Expected Index — Semiannually	2,637
JPY	55,972,700	34,095 E	(16)	8/29/43	Bank of Japan Unsecured Overnight Call Rate Expected Index — Annually	0.343% — Annually	(34,111)
NOK	8,293,000	47,666 E	50,268	6/15/32	6 month NOK-NIBOR-NIBR — Semiannually	2.355% — Annually	2,603
NZD	1,425,000	64,123 E	(6,038)	6/15/32	3.10% — Semiannually	3 month NZD-BBR-FRA — Quarterly	58,085
SEK	20,375,000	165,748 E	(92,807)	6/15/32	1.497% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	72,942
Total			$(230,896)	$1,736,076
E Extended effective date.

62 Global Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/22 (Unaudited)
Swap counterparty/ Notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$492,994	$441,384	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020−01, 9/22/25 — Annually	$(40,399)
469,326	452,694	—	7/17/24	3.825% (3 month USD-LIBOR-BBA minus 0.12%) — Quarterly	Pera Funding DAC, 3.825%, Series 2019−01, 7/10/24 — Quarterly	(15,035)
Upfront premium received		—		Unrealized appreciation		—
Upfront premium (paid)		—		Unrealized (depreciation)		(55,434)
Total		$—		Total	$(55,434)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/22 (Unaudited)
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
CMBX NA BBB−.6 Index	B+/P	$2,666	$36,598	$8,860	5/11/63	300 bp — Monthly	$(6,176)
CMBX NA BBB−.6 Index	B+/P	5,303	82,580	19,993	5/11/63	300 bp — Monthly	(14,648)
CMBX NA BBB−.6 Index	B+/P	10,865	165,160	39,985	5/11/63	300 bp — Monthly	(29,037)
Citigroup Global Markets, Inc.
CMBX NA A.6 Index	BBB+/P	168	880	80	5/11/63	200 bp — Monthly	88
CMBX NA A.6 Index	BBB+/P	4,245	21,120	1,916	5/11/63	200 bp — Monthly	2,336
CMBX NA BB.11 Index	BB−/P	40,115	71,000	9,393	11/18/54	500 bp — Monthly	30,781
CMBX NA BB.13 Index	BB−/P	5,002	53,000	8,411	12/16/72	500 bp — Monthly	(3,365)
CMBX NA BB.14 Index	BB/P	6,250	57,000	7,484	12/16/72	500 bp — Monthly	(1,187)
CMBX NA BB.6 Index	CCC+/P	30,268	194,120	80,230	5/11/63	500 bp — Monthly	(49,800)
CMBX NA BB.7 Index	B/P	15,922	312,000	96,938	1/17/47	500 bp — Monthly	(80,756)
CMBX NA BB.9 Index	B/P	407	2,000	504	9/17/58	500 bp — Monthly	(95)
CMBX NA BB.9 Index	B/P	14,500	71,000	17,899	9/17/58	500 bp — Monthly	(3,340)
CMBX NA BBB−.10 Index	BB+/P	3,722	30,000	3,783	11/17/59	300 bp — Monthly	(46)
CMBX NA BBB−.10 Index	BB+/P	5,782	53,000	6,683	11/17/59	300 bp — Monthly	(875)

Global Income Trust 63

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/22 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BBB−.12 Index	BBB−/P	$1,084	$26,000	$3,201	8/17/61	300 bp — Monthly	$(2,103)
CMBX NA BBB−.12 Index	BBB−/P	7,366	125,000	15,388	8/17/61	300 bp — Monthly	(7,959)
CMBX NA BBB−.14 Index	BBB−/P	1,200	24,000	3,348	12/16/72	300 bp — Monthly	(2,136)
CMBX NA BBB−.14 Index	BBB−/P	872	28,000	3,906	12/16/72	300 bp — Monthly	(3,020)
CMBX NA BBB−.15 Index	BBB−/P	104	1,000	144	11/18/64	300 bp — Monthly	(39)
CMBX NA BBB−.6 Index	B+/P	29,038	94,779	22,946	5/11/63	300 bp — Monthly	6,139
CMBX NA BBB−.6 Index	B+/P	29,325	95,718	23,173	5/11/63	300 bp — Monthly	6,200
CMBX NA BBB−.6 Index	B+/P	59,758	190,497	46,119	5/11/63	300 bp — Monthly	13,734
CMBX NA BBB−.6 Index	B+/P	27,955	411,961	99,736	5/11/63	300 bp — Monthly	(71,575)
Credit Suisse International
CMBX NA BB.7 Index	B/P	8,159	61,000	18,953	1/17/47	500 bp — Monthly	(10,742)
Goldman Sachs International
CMBX NA A.13 Index	A-/P	(228)	43,000	813	12/16/72	200 bp — Monthly	(1,026)
CMBX NA A.6 Index	BBB+/P	99	1,760	160	5/11/63	200 bp — Monthly	(61)
CMBX NA A.6 Index	BBB+/P	790	14,080	1,277	5/11/63	200 bp — Monthly	(482)
CMBX NA A.6 Index	BBB+/P	(15)	22,000	1,995	5/11/63	200 bp — Monthly	(2,003)
CMBX NA A.6 Index	BBB+/P	1,158	33,440	3,033	5/11/63	200 bp — Monthly	(1,864)
CMBX NA A.6 Index	BBB+/P	4,172	71,280	6,465	5/11/63	200 bp — Monthly	(2,269)
CMBX NA A.6 Index	BBB+/P	10,874	111,760	10,137	5/11/63	200 bp — Monthly	775
CMBX NA BB.13 Index	BB−/P	1,250	13,000	2,063	12/16/72	500 bp — Monthly	(802)
CMBX NA BBB−.11 Index	BBB−/P	64	1,000	110	11/18/54	300 bp — Monthly	(46)
CMBX NA BBB−.13 Index	BBB−/P	298	5,000	676	12/16/72	300 bp — Monthly	(375)
CMBX NA BBB−.13 Index	BBB−/P	296	5,000	676	12/16/72	300 bp — Monthly	(377)

64 Global Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/22 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Goldman Sachs International cont.
CMBX NA BBB−.13 Index	BBB−/P	$2,325	$37,000	$4,999	12/16/72	300 bp — Monthly	$(2,655)
CMBX NA BBB−.15 Index	BBB−/P	267	3,000	432	11/18/64	300 bp — Monthly	(164)
CMBX NA BBB−.15 Index	BBB−/P	277	3,000	432	11/18/64	300 bp — Monthly	(154)
JPMorgan Securities LLC
CMBX NA BB.10 Index	B+/P	2,648	33,000	9,649	5/11/63	500 bp — Monthly	(6,974)
CMBX NA BB.6 Index	CCC+/P	51,480	92,000	38,024	5/11/63	500 bp — Monthly	13,533
CMBX NA BBB−.11 Index	BBB−/P	8,016	146,000	16,060	11/18/54	300 bp — Monthly	(7,971)
CMBX NA BBB−.12 Index	BBB−/P	1,184	22,000	2,708	8/17/61	300 bp — Monthly	(1,513)
CMBX NA BBB−.13 Index	BBB−/P	4,077	59,000	7,971	12/16/72	300 bp — Monthly	(3,865)
CMBX NA BBB−.7 Index	BB−/P	4,695	20,000	3,630	1/17/47	300 bp — Monthly	1,075
Morgan Stanley & Co. International PLC
CMBX NA A.13 Index	A-/P	(251)	30,000	567	12/16/72	200 bp — Monthly	(808)
CMBX NA A.13 Index	A-/P	(276)	46,000	869	12/16/72	200 bp — Monthly	(1,130)
CMBX NA A.13 Index	A-/P	(2,803)	188,000	3,553	12/16/72	200 bp — Monthly	(6,294)
CMBX NA A.13 Index	A-/P	8,447	722,000	13,646	12/16/72	200 bp — Monthly	(4,958)
CMBX NA A.6 Index	BBB+/P	818	10,560	958	5/11/63	200 bp — Monthly	(137)
CMBX NA A.6 Index	BBB+/P	6,188	79,200	7,183	5/11/63	200 bp — Monthly	(970)
CMBX NA BB.13 Index	BB−/P	377	4,000	635	12/16/72	500 bp — Monthly	(254)
CMBX NA BB.13 Index	BB−/P	554	6,000	952	12/16/72	500 bp — Monthly	(393)
CMBX NA BB.6 Index	CCC+/P	11,787	44,160	18,251	5/11/63	500 bp — Monthly	(6,427)
CMBX NA BB.6 Index	CCC+/P	23,902	89,240	36,883	5/11/63	500 bp — Monthly	(12,907)
CMBX NA BBB−.12 Index	BBB−/P	3,064	52,000	6,401	8/17/61	300 bp — Monthly	(3,311)
CMBX NA BBB−.12 Index	BBB−/P	4,422	103,000	12,679	8/17/61	300 bp — Monthly	(8,205)

Global Income Trust 65

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/22 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BBB−.13 Index	BBB−/P	$296	$5,000	$676	12/16/72	300 bp — Monthly	$(377)
CMBX NA BBB−.13 Index	BBB−/P	15,619	210,000	28,371	12/16/72	300 bp — Monthly	(12,648)
Upfront premium received		479,520		Unrealized appreciation		74,661
Upfront premium (paid)		(3,573)		Unrealized (depreciation)		(378,319)
Total		$475,947		Total		$(303,658)
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at April 30, 2022. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/22 (Unaudited)
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.6 Index	$(101)	$880	$80	5/11/63	(200 bp) — Monthly	$(21)
CMBX NA BB.10 Index	(20,735)	86,000	25,146	11/17/59	(500 bp) — Monthly	4,340
CMBX NA BB.10 Index	(18,870)	74,000	21,638	11/17/59	(500 bp) — Monthly	2,706
CMBX NA BB.10 Index	(3,861)	37,000	10,819	11/17/59	(500 bp) — Monthly	6,927
CMBX NA BB.10 Index	(3,399)	31,000	9,064	11/17/59	(500 bp) — Monthly	5,639
CMBX NA BB.11 Index	(5,127)	71,000	9,393	11/18/54	(500 bp) — Monthly	4,207
CMBX NA BB.8 Index	(6,581)	51,215	17,797	10/17/57	(500 bp) — Monthly	11,174
CMBX NA BB.8 Index	(5,168)	14,495	5,037	10/17/57	(500 bp) — Monthly	(143)
CMBX NA BB.8 Index	(527)	2,899	1,007	10/17/57	(500 bp) — Monthly	478
CMBX NA BBB−.10 Index	(17,578)	59,000	7,440	11/17/59	(300 bp) — Monthly	(10,167)
CMBX NA BBB−.10 Index	(4,334)	34,000	4,287	11/17/59	(300 bp) — Monthly	(64)
CMBX NA BBB−.10 Index	(4,875)	21,000	2,648	11/17/59	(300 bp) — Monthly	(2,237)
CMBX NA BBB−.10 Index	(2,953)	12,000	1,513	11/17/59	(300 bp) — Monthly	(1,446)

66 Global Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/22 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BBB−.10 Index	$(1,431)	$6,000	$757	11/17/59	(300 bp) — Monthly	$(678)
CMBX NA BBB−.10 Index	(789)	5,000	631	11/17/59	(300 bp) — Monthly	(161)
CMBX NA BBB−.11 Index	(5,028)	35,000	3,850	11/18/54	(300 bp) — Monthly	(1,196)
CMBX NA BBB−.11 Index	(2,881)	9,000	990	11/18/54	(300 bp) — Monthly	(1,895)
CMBX NA BBB−.11 Index	(147)	1,000	110	11/18/54	(300 bp) — Monthly	(38)
CMBX NA BBB−.12 Index	(31,283)	90,000	11,079	8/17/61	(300 bp) — Monthly	(20,249)
CMBX NA BBB−.12 Index	(3,276)	48,000	5,909	8/17/61	(300 bp) — Monthly	2,609
CMBX NA BBB−.12 Index	(15,365)	46,000	5,663	8/17/61	(300 bp) — Monthly	(9,725)
CMBX NA BBB−.12 Index	(15,466)	44,000	5,416	8/17/61	(300 bp) — Monthly	(10,072)
CMBX NA BBB−.12 Index	(14,368)	43,000	5,293	8/17/61	(300 bp) — Monthly	(9,096)
CMBX NA BBB−.12 Index	(5,641)	25,000	3,078	8/17/61	(300 bp) — Monthly	(2,576)
CMBX NA BBB−.12 Index	(4,065)	24,000	2,954	8/17/61	(300 bp) — Monthly	(1,123)
CMBX NA BBB−.12 Index	(5,639)	16,000	1,970	8/17/61	(300 bp) — Monthly	(3,677)
CMBX NA BBB−.13 Index	(7,199)	95,000	12,835	12/16/72	(300 bp) — Monthly	5,588
CMBX NA BBB−.14 Index	(336)	3,000	419	12/16/72	(300 bp) — Monthly	81
CMBX NA BBB−.7 Index	(656)	3,000	545	1/17/47	(300 bp) — Monthly	(113)
CMBX NA BBB−.8 Index	(19,531)	125,000	16,388	10/17/57	(300 bp) — Monthly	(3,206)
CMBX NA BBB−.8 Index	(8,325)	60,000	7,866	10/17/57	(300 bp) — Monthly	(489)
CMBX NA BBB−.8 Index	(8,219)	52,000	6,817	10/17/57	(300 bp) — Monthly	(1,428)
CMBX NA BBB−.8 Index	(8,252)	52,000	6,817	10/17/57	(300 bp) — Monthly	(1,461)
CMBX NA BBB−.8 Index	(6,523)	49,000	6,424	10/17/57	(300 bp) — Monthly	(124)
CMBX NA BBB−.8 Index	(5,725)	40,000	5,244	10/17/57	(300 bp) — Monthly	(501)
CMBX NA BBB−.8 Index	(4,163)	30,000	3,933	10/17/57	(300 bp) — Monthly	(245)
CMBX NA BBB−.9 Index	(946)	4,000	480	9/17/58	(300 bp) — Monthly	(468)

Global Income Trust 67

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/22 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Credit Suisse International
CMBX NA BB.10 Index	$(9,157)	$77,000	$22,515	11/17/59	(500 bp) — Monthly	$13,294
CMBX NA BB.10 Index	(10,274)	77,000	22,515	11/17/59	(500 bp) — Monthly	12,177
CMBX NA BB.10 Index	(5,096)	41,000	11,988	11/17/59	(500 bp) — Monthly	6,858
CMBX NA BB.7 Index	(8,049)	419,520	173,388	5/11/63	(500 bp) — Monthly	164,989
CMBX NA BB.7 Index	(29,146)	158,000	49,091	1/17/47	(500 bp) — Monthly	19,813
CMBX NA BB.7 Index	(2,467)	15,000	4,661	1/17/47	(500 bp) — Monthly	2,181
CMBX NA BB.8 Index	(1,051)	5,798	2,015	10/17/57	(500 bp) — Monthly	959
Goldman Sachs International
CMBX NA BB.7 Index	(24,975)	123,000	38,216	1/17/47	(500 bp) — Monthly	13,139
CMBX NA BB.7 Index	(16,057)	98,000	30,449	1/17/47	(500 bp) — Monthly	14,310
CMBX NA BB.8 Index	(21,031)	57,979	20,148	10/17/57	(500 bp) — Monthly	(932)
CMBX NA BB.8 Index	(21,068)	57,979	20,148	10/17/57	(500 bp) — Monthly	(968)
CMBX NA BB.8 Index	(15,478)	41,551	14,439	10/17/57	(500 bp) — Monthly	(1,073)
CMBX NA BB.8 Index	(13,999)	36,720	12,760	10/17/57	(500 bp) — Monthly	(1,270)
CMBX NA BB.8 Index	(10,208)	28,989	10,074	10/17/57	(500 bp) — Monthly	(158)
CMBX NA BB.8 Index	(2,266)	19,326	6,716	10/17/57	(500 bp) — Monthly	4,434
CMBX NA BB.9 Index	(602)	5,000	1,261	9/17/58	(500 bp) — Monthly	655
CMBX NA BB.9 Index	(313)	3,000	756	9/17/58	(500 bp) — Monthly	441
CMBX NA BB.9 Index	(319)	2,000	504	9/17/58	(500 bp) — Monthly	184
CMBX NA BB.9 Index	(158)	1,000	252	9/17/58	(500 bp) — Monthly	93
CMBX NA BBB−.10 Index	(312)	2,000	252	11/17/59	(300 bp) — Monthly	(61)
CMBX NA BBB−.12 Index	(11,145)	33,000	4,062	8/17/61	(300 bp) — Monthly	(7,099)
CMBX NA BBB−.13 Index	(3,107)	41,000	5,539	12/16/72	(300 bp) — Monthly	2,412
CMBX NA BBB−.14 Index	(126)	2,000	279	12/16/72	(300 bp) — Monthly	152

68 Global Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/22 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Goldman Sachs International cont.
CMBX NA BBB−.14 Index	$(284)	$3,000	$419	12/16/72	(300 bp) — Monthly	$133
CMBX NA BBB−.14 Index	(276)	3,000	419	12/16/72	(300 bp) — Monthly	141
CMBX NA BBB−.14 Index	(217)	2,000	279	12/16/72	(300 bp) — Monthly	61
CMBX NA BBB−.14 Index	(206)	2,000	279	12/16/72	(300 bp) — Monthly	72
CMBX NA BBB−.6 Index	(68,943)	237,417	57,479	5/11/63	(300 bp) — Monthly	(11,583)
CMBX NA BBB−.6 Index	(43,571)	151,084	36,577	5/11/63	(300 bp) — Monthly	(7,069)
CMBX NA BBB−.6 Index	(1,391)	4,692	1,136	5/11/63	(300 bp) — Monthly	(257)
CMBX NA BBB−.8 Index	(31,635)	205,000	26,876	10/17/57	(300 bp) — Monthly	(4,862)
CMBX NA BBB−.8 Index	(8,311)	53,000	6,948	10/17/57	(300 bp) — Monthly	(1,389)
CMBX NA BBB−.8 Index	(3,105)	24,000	3,146	10/17/57	(300 bp) — Monthly	29
JPMorgan Securities LLC
CMBX NA BB.8 Index	(4,461)	8,697	3,022	10/17/57	(500 bp) — Monthly	(1,446)
CMBX NA BBB−.10 Index	(22,269)	196,000	24,716	11/17/59	(300 bp) — Monthly	2,349
CMBX NA BBB−.10 Index	(17,466)	62,000	7,818	11/17/59	(300 bp) — Monthly	(9,679)
CMBX NA BBB−.10 Index	(15,790)	53,000	6,683	11/17/59	(300 bp) — Monthly	(9,133)
CMBX NA BBB−.10 Index	(6,762)	41,000	5,170	11/17/59	(300 bp) — Monthly	(1,612)
CMBX NA BBB−.11 Index	(15,715)	50,000	5,500	11/18/54	(300 bp) — Monthly	(10,240)
CMBX NA BBB−.11 Index	(1,257)	4,000	440	11/18/54	(300 bp) — Monthly	(819)
CMBX NA BBB−.12 Index	(586)	15,000	1,847	8/17/61	(300 bp) — Monthly	1,253
CMBX NA BBB−.12 Index	(1,327)	4,000	492	8/17/61	(300 bp) — Monthly	(837)
CMBX NA BBB−.14 Index	(305)	5,000	698	12/16/72	(300 bp) — Monthly	390
CMBX NA BBB−.14 Index	(1,138)	13,000	1,814	12/16/72	(300 bp) — Monthly	669
CMBX NA BBB−.6 Index	(66,380)	229,910	55,661	5/11/63	(300 bp) — Monthly	(10,833)
CMBX NA BBB−.6 Index	(26,326)	91,026	22,037	5/11/63	(300 bp) — Monthly	(4,335)

Global Income Trust 69

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/22 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
JPMorgan Securities LLC cont.
CMBX NA BBB−.6 Index	$(18,695)	$64,750	$15,676	5/11/63	(300 bp) — Monthly	$(3,051)
CMBX NA BBB−.6 Index	(16,358)	55,366	13,404	5/11/63	(300 bp) — Monthly	(2,981)
CMBX NA BBB−.6 Index	(10,267)	34,721	8,406	5/11/63	(300 bp) — Monthly	(1,879)
CMBX NA BBB−.6 Index	(2,223)	7,507	1,818	5/11/63	(300 bp) — Monthly	(409)
CMBX NA BBB−.8 Index	(5,550)	40,000	5,244	10/17/57	(300 bp) — Monthly	(326)
Merrill Lynch International
CMBX NA BB.10 Index	(4,211)	74,000	21,638	11/17/59	(500 bp) — Monthly	17,365
CMBX NA BB.7 Index	(5,378)	31,000	9,632	1/17/47	(500 bp) — Monthly	4,228
CMBX NA BBB−.10 Index	(13,217)	61,000	7,692	11/17/59	(300 bp) — Monthly	(5,555)
CMBX NA BBB−.6 Index	(7,217)	24,399	5,907	5/11/63	(300 bp) — Monthly	(1,322)
CMBX NA BBB−.7 Index	(1,311)	16,000	2,904	1/17/47	(300 bp) — Monthly	1,585
CMBX NA BBB−.9 Index	(4,261)	23,000	2,760	9/17/58	(300 bp) — Monthly	(1,512)
CMBX NA BBB−.9 Index	(1,667)	9,000	1,080	9/17/58	(300 bp) — Monthly	(592)
Morgan Stanley & Co. International PLC
CMBX NA BB.10 Index	(3,880)	37,000	10,819	11/17/59	(500 bp) — Monthly	6,908
CMBX NA BB.10 Index	(7,515)	32,000	9,357	11/17/59	(500 bp) — Monthly	1,815
CMBX NA BB.7 Index	(3,278)	17,000	5,282	1/17/47	(500 bp) — Monthly	1,990
CMBX NA BB.8 Index	(10,183)	28,023	9,738	10/17/57	(500 bp) — Monthly	(468)
CMBX NA BB.8 Index	(4,944)	9,663	3,358	10/17/57	(500 bp) — Monthly	(1,594)
CMBX NA BB.9 Index	(352)	4,000	1,008	9/17/58	(500 bp) — Monthly	653
CMBX NA BB.9 Index	(123)	2,000	504	9/17/58	(500 bp) — Monthly	380
CMBX NA BBB−.10 Index	(7,621)	88,000	11,097	11/17/59	(300 bp) — Monthly	3,432
CMBX NA BBB−.10 Index	(9,639)	76,000	9,584	11/17/59	(300 bp) — Monthly	(93)
CMBX NA BBB−.10 Index	(8,117)	64,000	8,070	11/17/59	(300 bp) — Monthly	(78)

70 Global Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/22 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BBB−.10 Index	$(3,954)	$33,000	$4,161	11/17/59	(300 bp) — Monthly	$191
CMBX NA BBB−.10 Index	(7,314)	30,000	3,783	11/17/59	(300 bp) — Monthly	(3,546)
CMBX NA BBB−.10 Index	(4,553)	21,000	2,648	11/17/59	(300 bp) — Monthly	(1,916)
CMBX NA BBB−.10 Index	(4,109)	19,000	2,396	11/17/59	(300 bp) — Monthly	(1,722)
CMBX NA BBB−.10 Index	(2,435)	17,000	2,144	11/17/59	(300 bp) — Monthly	(299)
CMBX NA BBB−.10 Index	(3,784)	16,000	2,018	11/17/59	(300 bp) — Monthly	(1,775)
CMBX NA BBB−.10 Index	(1,727)	14,000	1,765	11/17/59	(300 bp) — Monthly	31
CMBX NA BBB−.10 Index	(2,296)	10,000	1,261	11/17/59	(300 bp) — Monthly	(1,040)
CMBX NA BBB−.11 Index	(15,363)	48,000	5,280	11/18/54	(300 bp) — Monthly	(10,107)
CMBX NA BBB−.12 Index	(1,649)	40,000	4,924	8/17/61	(300 bp) — Monthly	3,255
CMBX NA BBB−.12 Index	(4,382)	21,000	2,585	8/17/61	(300 bp) — Monthly	(1,808)
CMBX NA BBB−.12 Index	(4,320)	13,000	1,600	8/17/61	(300 bp) — Monthly	(2,727)
CMBX NA BBB−.13 Index	(11,402)	185,000	24,994	12/16/72	(300 bp) — Monthly	13,499
CMBX NA BBB−.6 Index	(26,917)	91,026	22,037	5/11/63	(300 bp) — Monthly	(4,925)
CMBX NA BBB−.6 Index	(14,449)	48,797	11,814	5/11/63	(300 bp) — Monthly	(2,660)
CMBX NA BBB−.6 Index	(9,538)	32,844	7,952	5/11/63	(300 bp) — Monthly	(1,602)
CMBX NA BBB−.6 Index	(1,109)	3,754	909	5/11/63	(300 bp) — Monthly	(202)
CMBX NA BBB−.7 Index	(41)	1,000	182	1/17/47	(300 bp) — Monthly	140
CMBX NA BBB−.8 Index	(53,474)	349,000	45,754	10/17/57	(300 bp) — Monthly	(8,032)
CMBX NA BBB−.8 Index	(29,904)	193,000	25,302	10/17/57	(300 bp) — Monthly	(4,698)
CMBX NA BBB−.8 Index	(9,876)	69,000	9,046	10/17/57	(300 bp) — Monthly	(864)
CMBX NA BBB−.8 Index	(8,140)	64,000	8,390	10/17/57	(300 bp) — Monthly	218
CMBX NA BBB−.8 Index	(8,120)	64,000	8,390	10/17/57	(300 bp) — Monthly	238

Global Income Trust 71

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/22 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BBB−.8 Index	$(8,125)	$52,000	$6,817	10/17/57	(300 bp) — Monthly	$(1,334)
CMBX NA BBB−.8 Index	(7,902)	51,000	6,686	10/17/57	(300 bp) — Monthly	(1,241)
CMBX NA BBB−.8 Index	(6,859)	44,000	5,768	10/17/57	(300 bp) — Monthly	(1,112)
CMBX NA BBB−.8 Index	(3,119)	23,000	3,015	10/17/57	(300 bp) — Monthly	(116)
CMBX NA BBB−.8 Index	(3,128)	23,000	3,015	10/17/57	(300 bp) — Monthly	(130)
Upfront premium received	—		Unrealized appreciation		360,865
Upfront premium (paid)	(1,217,484)		Unrealized (depreciation)		(239,970)
Total	$(1,217,484)		Total		$120,895
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

72 Global Income Trust

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$3,048,580	$—
Collateralized loan obligations	—	9,630,824	—
Corporate bonds and notes	—	43,618,990	—
Foreign government and agency bonds and notes	—	58,647,102	—
Mortgage-backed securities	—	69,353,045	—
Purchased swap options outstanding	—	2,120,755	—
U.S. government and agency mortgage obligations	—	239,658,493	—
U.S. treasury obligations	—	513,402	—
Short-term investments	1,500,000	12,917,638	—
Totals by level	$1,500,000	$439,508,829	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(731,790)	$—
Futures contracts	(1,380,729)	—	—
Written swap options outstanding	—	(3,877,344)	—
Forward premium swap option contracts	—	(3,657)	—
TBA sale commitments	—	(196,174,338)	—
Interest rate swap contracts	—	1,966,972	—
Total return swap contracts	—	(55,434)	—
Credit default contracts	—	558,774	—
Totals by level	$(1,380,729)	$(198,316,817)	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Global Income Trust 73

Statement of assets and liabilities 4/30/22 (Unaudited)

ASSETS
Investment in securities, at value (Notes 1 and 8):
Unaffiliated issuers (identified cost $451,646,812)	$435,154,432
Affiliated issuers (identified cost $5,854,397) (Note 5)	5,854,397
Foreign currency (cost $23,326) (Note 1)	3,197
Interest and other receivables	1,694,299
Receivable for shares of the fund sold	917,880
Receivable for investments sold	85,222
Receivable for sales of TBA securities (Note 1)	159,143,816
Receivable from Manager (Note 2)	102,569
Receivable for variation margin on futures contracts (Note 1)	27,610
Receivable for variation margin on centrally cleared swap contracts (Note 1)	549,350
Unrealized appreciation on forward currency contracts (Note 1)	2,710,655
Unrealized appreciation on forward premium swap option contracts (Note 1)	7,529,668
Unrealized appreciation on OTC swap contracts (Note 1)	435,526
Premium paid on OTC swap contracts (Note 1)	1,221,057
Prepaid assets	54,088
Total assets	615,483,766

LIABILITIES
Payable to custodian	2,524
Payable for investments purchased	12,661
Payable for purchases of delayed delivery securities (Note 1)	500,000
Payable for purchases of TBA securities (Note 1)	203,063,638
Payable for shares of the fund repurchased	219,751
Payable for custodian fees (Note 2)	33,599
Payable for investor servicing fees (Note 2)	67,770
Payable for Trustee compensation and expenses (Note 2)	135,946
Payable for administrative services (Note 2)	678
Payable for distribution fees (Note 2)	23,582
Payable for variation margin on futures contracts (Note 1)	81,717
Payable for variation margin on centrally cleared swap contracts (Note 1)	457,525
Unrealized depreciation on forward currency contracts (Note 1)	3,442,445
Unrealized depreciation on forward premium swap option contracts (Note 1)	7,533,325
Written options outstanding, at value (premiums $2,706,752) (Note 1)	3,877,344
TBA sale commitments, at value (proceeds receivable $199,154,531) (Note 1)	196,174,338
Unrealized depreciation on OTC swap contracts (Note 1)	673,723
Premium received on OTC swap contracts (Note 1)	479,520
Collateral on certain derivative contracts, at value (Notes 1 and 8)	2,013,402
Other accrued expenses	117,668
Total liabilities	418,911,156

Net assets	$196,572,610

(Continued on next page)

74 Global Income Trust

Statement of assets and liabilities cont.

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$230,391,403
Total distributable earnings (Note 1)	(33,818,793)
Total — Representing net assets applicable to capital shares outstanding	$196,572,610

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($95,237,223 divided by 8,914,096 shares)	$10.68
Offering price per class A share (100/96.00 of $10.68)*	$11.13
Net asset value and offering price per class B share ($267,019 divided by 25,109 shares)**	$10.63
Net asset value and offering price per class C share ($3,018,250 divided by 283,875 shares)**	$10.63
Net asset value, offering price and redemption price per class R share
($1,778,426 divided by 166,533 shares)	$10.68
Net asset value, offering price and redemption price per class R5 share
($32,504 divided by 3,044 shares)	$10.68
Net asset value, offering price and redemption price per class R6 share
($26,177,317 divided by 2,450,275 shares)	$10.68
Net asset value, offering price and redemption price per class Y share
($70,061,871 divided by 6,561,351 shares)	$10.68

*On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Global Income Trust 75

Statement of operations Six months ended 4/30/22 (Unaudited)

INVESTMENT INCOME
Interest (including interest income of $5,649 from investments in affiliated issuers) (Note 5)	$3,318,298
Total investment income	3,318,298

EXPENSES
Compensation of Manager (Note 2)	588,623
Investor servicing fees (Note 2)	211,891
Custodian fees (Note 2)	58,545
Trustee compensation and expenses (Note 2)	4,354
Distribution fees (Note 2)	154,586
Administrative services (Note 2)	3,871
Auditing and tax fees	71,337
Other	117,716
Fees waived and reimbursed by Manager (Note 2)	(368,372)
Total expenses	842,551
Expense reduction (Note 2)	(320)
Net expenses	842,231

Net investment income	2,476,067

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(3,425,131)
Foreign currency transactions (Note 1)	(41,754)
Forward currency contracts (Note 1)	(683,031)
Futures contracts (Note 1)	(162,742)
Swap contracts (Note 1)	(3,068,088)
Written options (Note 1)	(1,504,057)
Total net realized loss	(8,884,803)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	(14,402,629)
Assets and liabilities in foreign currencies	(35,050)
Forward currency contracts	(201,012)
Futures contracts	(1,175,182)
Swap contracts	3,090,694
Written options	(2,753,659)
Total change in net unrealized depreciation	(15,476,838)

Net loss on investments	(24,361,641)

Net decrease in net assets resulting from operations	$(21,885,574)

The accompanying notes are an integral part of these financial statements.

76 Global Income Trust

Statement of changes in net assets

DECREASE IN NET ASSETS	Six months ended 4/30/22*	Year ended 10/31/21
Operations
Net investment income	$2,476,067	$5,145,077
Net realized loss on investments
and foreign currency transactions	(8,884,803)	(2,674,897)
Change in net unrealized depreciation of investments
and assets and liabilities in foreign currencies	(15,476,838)	(8,283,714)
Net decrease in net assets resulting from operations	(21,885,574)	(5,813,534)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(926,098)	(1,897,242)
Class B	(1,988)	(6,079)
Class C	(17,872)	(45,011)
Class R	(14,617)	(31,724)
Class R5	(417)	(777)
Class R6	(323,706)	(674,342)
Class Y	(802,209)	(1,782,140)
Decrease from capital share transactions (Note 4)	(16,348,708)	(3,688,159)
Total decrease in net assets	(40,321,189)	(13,939,008)

NET ASSETS
Beginning of period	236,893,799	250,832,807
End of period	$196,572,610	$236,893,799

*Unaudited.

The accompanying notes are an integral part of these financial statements.

Global Income Trust 77

Financial highlights
(For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
											Ratio	Ratio of net
	Net asset		Net realized								of expenses	investment
	value,		and unrealized	Total from	From net			Net asset	Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	From return	Total	value, end	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	of capital	distributions	of period	value (%)[b]	(in thousands)	(%)[c,d]	net assets (%)[d]	(%)[e]
Class A
April 30, 2022**	$11.95	.12	(1.29)	(1.17)	(.10)	—	(.10)	$10.68	(9.83)*	$95,237	.44*f	1.04*	805*
October 31, 2021	12.45	.24	(.54)	(.30)	(.20)	—	(.20)	11.95	(2.43)	110,713.88		1.91	838
October 31, 2020	12.35	.22	.10	.32	(.07)	(.15)	(.22)	12.45	2.64	114,466	1.09	1.76	590
October 31, 2019	11.50	.26	.84	1.10	(.19)	(.06)	(.25)	12.35	9.68	114,345	1.22	2.19	408
October 31, 2018	12.05	.27	(.52)	(.25)	(.19)	(.11)	(.30)	11.50	(2.14)	116,014	1.22	2.25	451
October 31, 2017	11.93	.27	.23	.50	(.38)	—	(.38)	12.05	4.32	121,661	1.22	2.28	660
Class B
April 30, 2022**	$11.89	.05[g]	(1.25)	(1.20)	(.06)	—	(.06)	$10.63	(10.15)*	$267	.82*f	.44*g	805*
October 31, 2021	12.39	.13	(.52)	(.39)	(.11)	—	(.11)	11.89	(3.18)	516	1.63	1.04	838
October 31, 2020	12.29	.12	.11	.23	(.04)	(.09)	(.13)	12.39	1.84	934	1.84	.97	590
October 31, 2019	11.45	.17	.83	1.00	(.12)	(.04)	(.16)	12.29	8.80	1,508	1.97	1.42	408
October 31, 2018	12.00	.18	(.53)	(.35)	(.13)	(.07)	(.20)	11.45	(2.90)	2,362	1.97	1.48	451
October 31, 2017	11.87	.18	.24	.42	(.29)	—	(.29)	12.00	3.63	3,633	1.97	1.51	660
Class C
April 30, 2022**	$11.89	.07	(1.27)	(1.20)	(.06)	—	(.06)	$10.63	(10.13)*	$3,018	.82*f	.63*	805*
October 31, 2021	12.39	.14	(.53)	(.39)	(.11)	—	(.11)	11.89	(3.19)	3,833	1.63	1.14	838
October 31, 2020	12.29	.12	.11	.23	(.04)	(.09)	(.13)	12.39	1.88	6,508	1.84	1.03	590
October 31, 2019	11.45	.17	.83	1.00	(.12)	(.04)	(.16)	12.29	8.81	9,591	1.97	1.44	408
October 31, 2018	12.00	.18	(.52)	(.34)	(.14)	(.07)	(.21)	11.45	(2.89)	12,444	1.97	1.49	451
October 31, 2017	11.87	.18	.24	.42	(.29)	—	(.29)	12.00	3.63	17,763	1.97	1.53	660
Class R
April 30, 2022**	$11.94	.11	(1.28)	(1.17)	(.09)	—	(.09)	$10.68	(9.85)*	$1,778	.57*f	.95*	805*
October 31, 2021	12.45	.21	(.55)	(.34)	(.17)	—	(.17)	11.94	(2.76)	1,963	1.13	1.69	838
October 31, 2020	12.35	.19	.10	.29	(.06)	(.13)	(.19)	12.45	2.39	2,475	1.34	1.52	590
October 31, 2019	11.50	.23	.84	1.07	(.16)	(.06)	(.22)	12.35	9.40	1,955	1.47	1.97	408
October 31, 2018	12.05	.24	(.52)	(.28)	(.17)	(.10)	(.27)	11.50	(2.39)	2,014	1.47	2.02	451
October 31, 2017	11.90	.24	.24	.48	(.33)	—	(.33)	12.05	4.14	3,040	1.47	2.02	660
Class R5
April 30, 2022**	$11.94	.14	(1.28)	(1.14)	(.12)	—	(.12)	$10.68	(9.60)*	$33	.27*f	1.23*	805*
October 31, 2021	12.44	.28	(.54)	(.26)	(.24)	—	(.24)	11.94	(2.12)	44.55		2.25	838
October 31, 2020	12.35	.26	.09	.35	(.08)	(.18)	(.26)	12.44	2.91	33.75		2.10	590
October 31, 2019	11.50	.31	.83	1.14	(.22)	(.07)	(.29)	12.35	10.06	24.86		2.60	408
October 31, 2018	12.05	.31	(.52)	(.21)	(.22)	(.12)	(.34)	11.50	(1.77)	31.86		2.63	451
October 31, 2017	11.93	.32	.23	.55	(.43)	—	(.43)	12.05	4.70	29.87		2.68	660

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

78 Global Income Trust	Global Income Trust 79

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
											Ratio	Ratio of net
	Net asset		Net realized								of expenses	investment
	value,		and unrealized	Total from	From net			Net asset	Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	From return	Total	value, end	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	of capital	distributions	of period	value (%)[b]	(in thousands)	(%)[c,d]	net assets (%)[d]	(%)[e]
Class R6
April 30, 2022**	$11.95	.14	(1.28)	(1.14)	(.13)	—	(.13)	$10.68	(9.64)*	$26,177	.24*f	1.25*	805*
October 31, 2021	12.45	.29	(.54)	(.25)	(.25)	—	(.25)	11.95	(2.05)	30,989.48		2.31	838
October 31, 2020	12.35	.26	.11	.37	(.08)	(.19)	(.27)	12.45	3.05	35,357.68		2.14	590
October 31, 2019	11.50	.31	.84	1.15	(.22)	(.08)	(.30)	12.35	10.15	25,712.79		2.61	408
October 31, 2018	12.05	.32	(.51)	(.19)	(.23)	(.13)	(.36)	11.50	(1.72)	24,177.80		2.65	451
October 31, 2017	11.92	.33	.23	.56	(.43)	—	(.43)	12.05	4.83	6,607.80		2.73	660
Class Y
April 30, 2022**	$11.94	.14	(1.28)	(1.14)	(.12)	—	(.12)	$10.68	(9.65)*	$70,062	.32*f	1.17*	805*
October 31, 2021	12.44	.27	(.53)	(.26)	(.24)	—	(.24)	11.94	(2.19)	88,836.63		2.17	838
October 31, 2020	12.35	.24	.11	.35	(.08)	(.18)	(.26)	12.44	2.83	91,059.84		1.99	590
October 31, 2019	11.50	.29	.84	1.13	(.21)	(.07)	(.28)	12.35	9.96	71,288.97		2.43	408
October 31, 2018	12.05	.30	(.52)	(.22)	(.21)	(.12)	(.33)	11.50	(1.90)	62,181.97		2.50	451
October 31, 2017	11.92	.31	.24	.55	(.42)	—	(.42)	12.05	4.68	80,266.97		2.56	660

* Not annualized.

** Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts (Note 2):

Percentage of average net assets
April 30, 2022	0.17%
October 31, 2021	0.30
October 31, 2020	0.11
October 31, 2019	0.02
October 31, 2018	0.02
October 31, 2017	<0.01

e Portfolio turnover includes TBA purchase and sale commitments.

f Includes one-time proxy cost of 0.01%.

g The net investment income ratio and per share amount shown for the period ending may not correspond with the expected class specific differences for the period due to the timing of subscriptions or redemptions into or out of the class.

The accompanying notes are an integral part of these financial statements.

80 Global Income Trust	Global Income Trust 81

Notes to financial statements 4/30/22 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from November 1, 2021 through April 30, 2022.

Putnam Global Income Trust (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. The goal of the fund is to seek high current income. Preservation of capital and long-term total return are secondary objectives, but only to the extent consistent with the objective of seeking high current income. The fund invests mainly in bonds and securitized debt instruments (such as mortgage-backed investments) that are obligations of companies and governments worldwide; that are investment-grade in quality; and that have intermediate-to long-term maturities (three years or longer). Under normal circumstances, Putnam Management invests at least 80% of the fund’s net assets in investment-grade securities. This policy may be changed only after 60 days’ notice to shareholders. The fund may also invest in bonds that are below-investment-grade in quality (sometimes referred to as “junk bonds”). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund typically uses to a significant extent derivatives, such as futures, options, certain foreign currency transactions and swap contracts, for both hedging and non-hedging purposes.

The fund offers class A, class B, class C, class R, class R5, class R6 and class Y shares. Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment. Class A shares are sold with a maximum front-end sales charge of 4.00%. Class A shares generally are not subject to a contingent deferred sales charge, and class R, class R5, class R6 and class Y shares are not subject to a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, are not subject to a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares are subject to a one-year 1.00% contingent deferred sales charge and generally convert to class A shares after approximately eight years. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class R5, class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class R shares, but do not bear a distribution fee, and in the case of class R5 and class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class R5, class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

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Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, and including amortization and accretion of premiums and discounts on debt securities, is recorded on the accrual basis.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater

Global Income Trust 83

than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures and to gain exposure to currencies.

84 Global Income Trust

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and

Global Income Trust 85

other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

86 Global Income Trust

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $4,342,166 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $4,181,177 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

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The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At October 31, 2021, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$7,072,879	$1,993,692	$9,066,571

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $258,650,062, resulting in gross unrealized appreciation and depreciation of $21,410,206 and $38,748,985, respectively, or net unrealized depreciation of $17,338,779.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.700%	of the first $5 billion,	0.500%	of the next $50 billion,
0.650%	of the next $5 billion,	0.480%	of the next $50 billion,
0.600%	of the next $10 billion,	0.470%	of the next $100 billion and
0.550%	of the next $10 billion,	0.465%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.264% of the fund’s average net assets.

Putnam Management has contractually agreed, through February 28, 2023, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal

88 Global Income Trust

year-to-date period. During the reporting period, the fund’s expenses were reduced by $33,969 as a result of this limit.

Putnam Management has also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund through February 28, 2023, to the extent that total expenses of the fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses, payments under the fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the fund’s investment management contract) would exceed an annual rate of 0.43% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $334,403 as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R5 shares paid a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.12%.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$111,525	Class R5	24
Class B	432	Class R6	7,457
Class C	3,718	Class Y	86,727
Class R	2,008	Total	$211,891

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $320 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $155, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension

Global Income Trust 89

liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$130,441
Class B	1.00%	1.00%	2,027
Class C	1.00%	1.00%	17,422
Class R	1.00%	0.50%	4,696
Total			$154,586

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $2,796 from the sale of class A shares and received no monies and $3 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $2,496 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$1,828,515,683	$1,785,540,722
U.S. government securities (Long-term)	—	—
Total	$1,828,515,683	$1,785,540,722

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 4/30/22		YEAR ENDED 10/31/21
Class A	Shares	Amount	Shares	Amount
Shares sold	416,874	$4,874,554	1,700,188	$21,290,922
Shares issued in connection with
reinvestment of distributions	74,670	854,457	142,168	1,770,116
	491,544	5,729,011	1,842,356	23,061,038
Shares repurchased	(845,131)	(9,797,116)	(1,766,980)	(22,083,550)
Net increase (decrease)	(353,587)	$(4,068,105)	75,376	$977,488

90 Global Income Trust

	SIX MONTHS ENDED 4/30/22		YEAR ENDED 10/31/21
Class B	Shares	Amount	Shares	Amount
Shares sold	10	$111	559	$7,058
Shares issued in connection with
reinvestment of distributions	161	1,845	452	5,610
	171	1,956	1,011	12,668
Shares repurchased	(18,453)	(211,107)	(33,030)	(412,689)
Net decrease	(18,282)	$(209,151)	(32,019)	$(400,021)

	SIX MONTHS ENDED 4/30/22		YEAR ENDED 10/31/21
Class C	Shares	Amount	Shares	Amount
Shares sold	2,300	$26,525	61,988	$780,364
Shares issued in connection with
reinvestment of distributions	1,530	17,438	3,522	43,759
	3,830	43,963	65,510	824,123
Shares repurchased	(42,403)	(485,214)	(268,228)	(3,334,465)
Net decrease	(38,573)	$(441,251)	(202,718)	$(2,510,342)

	SIX MONTHS ENDED 4/30/22		YEAR ENDED 10/31/21
Class R	Shares	Amount	Shares	Amount
Shares sold	11,479	$134,071	53,998	$673,937
Shares issued in connection with
reinvestment of distributions	1,279	14,617	2,544	31,680
	12,758	148,688	56,542	705,617
Shares repurchased	(10,597)	(125,200)	(91,045)	(1,135,538)
Net increase (decrease)	2,161	$23,488	(34,503)	$(429,921)

	SIX MONTHS ENDED 4/30/22		YEAR ENDED 10/31/21
Class R5	Shares	Amount	Shares	Amount
Shares sold	592	$6,841	1,074	$13,370
Shares issued in connection with
reinvestment of distributions	36	417	63	777
	628	7,258	1,137	14,147
Shares repurchased	(1,311)	(15,252)	(34)	(413)
Net increase (decrease)	(683)	$(7,994)	1,103	$13,734

	SIX MONTHS ENDED 4/30/22		YEAR ENDED 10/31/21
Class R6	Shares	Amount	Shares	Amount
Shares sold	320,319	$3,768,481	619,853	$7,756,398
Shares issued in connection with
reinvestment of distributions	27,874	319,180	53,218	662,697
	348,193	4,087,661	673,071	8,419,095
Shares repurchased	(491,894)	(5,682,815)	(918,554)	(11,531,565)
Net decrease	(143,701)	$(1,595,154)	(245,483)	$(3,112,470)

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	SIX MONTHS ENDED 4/30/22		YEAR ENDED 10/31/21
Class Y	Shares	Amount	Shares	Amount
Shares sold	1,178,969	$13,664,535	2,379,344	$29,894,907
Shares issued in connection with
reinvestment of distributions	63,247	723,814	124,875	1,553,592
	1,242,216	14,388,349	2,504,219	31,448,499
Shares repurchased	(2,121,966)	(24,438,890)	(2,380,609)	(29,675,126)
Net increase (decrease)	(879,750)	$(10,050,541)	123,610	$1,773,373

At the close of the reporting period, Putnam Investments, LLC owned 1,070 class R5 shares of the fund (35.15% of class R5 shares outstanding), valued at $11,428.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 10/31/21	cost	proceeds	income	of 4/30/22
Short-term investments
Putnam Short Term
Investment Fund**	$7,750,186	$57,159,296	$59,055,085	$5,649	$5,854,397
Total Short-term
investments	$7,750,186	$57,159,296	$59,055,085	$5,649	$5,854,397

** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

On July 27, 2017, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. LIBOR has historically been a common benchmark interest rate index used to make adjustments to variable-rate loans. It is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments and borrowing arrangements. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. Various financial industry groups have been planning for the transition away from LIBOR, but there are obstacles to converting certain longer-term securities and transactions to new reference rates. Markets are developing slowly and questions around liquidity in these rates and how to appropriately adjust these rates to mitigate any economic value transfer at the time of transition remain a significant concern. Neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased

92 Global Income Trust

volatility and illiquidity in markets that rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of related transactions, such as hedges. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur at any time.

Beginning in January 2020, global financial markets have experienced, and may continue to experience, significant volatility resulting from the spread of a virus known as Covid–19. The outbreak of Covid–19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of Covid–19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the fund’s performance.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased currency option contracts (contract amount)	$19,000,000
Purchased swap option contracts (contract amount)	$375,400,000
Written currency option contracts (contract amount)	$1,400,000
Written swap option contracts (contract amount)	$343,800,000
Futures contracts (number of contracts)	400
Forward currency contracts (contract amount)	$256,100,000
OTC interest rate swap contracts (notional)	$930,000
Centrally cleared interest rate swap contracts (notional)	$292,500,000
OTC total return swap contracts (notional)	$960,000
Centrally cleared total return swap contracts (notional)	$4,700,000
OTC credit default contracts (notional)	$11,200,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not	Statement of		Statement of
accounted for as	assets and		assets and
hedging instruments	liabilities		liabilities
under ASC 815	location	Fair value	location	Fair value
Credit contracts	Receivables	$1,338,379	Payables	$835,039
Foreign exchange
contracts	Receivables	2,710,655	Payables	3,442,445
Investments,
	Receivables, Net		Payables, Net
	assets — Unrealized		assets — Unrealized
Interest rate contracts	appreciation	17,106,788*	depreciation	18,280,791*
Total		$21,155,822		$22,558,275

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

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The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$(135,965)	$(135,965)
Foreign exchange contracts	(548,869)	—	(683,031)	—	$(1,231,900)
Interest rate contracts	(550,947)	(162,742)	—	(2,932,123)	$(3,645,812)
Total	$(1,099,816)	$(162,742)	$(683,031)	$(3,068,088)	$(5,013,677)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$86,268	$86,268
Foreign exchange contracts	570,036	—	(201,012)	—	$369,024
Interest rate contracts	(835,730)	(1,175,182)	—	3,004,426	$993,514
Total	$(265,694)	$(1,175,182)	$(201,012)	$3,090,694	$1,448,806

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Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BofA Securities, Inc.	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto- Dominion Bank	UBS AG	Wells Fargo Bank, N.A.	WestPac Banking Corp.	Total
Assets:
Centrally cleared
interest rate
swap contracts§	$—	$—	$549,350	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$549,350
OTC Total
return swap
contracts*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit
default
contracts —
protection
sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit
default
contracts —
protection
purchased*#	—	—	—	—	—	230,513	285,511	—	298,638	—	—	179,956	51,459	292,302	—	—	—	—	—	—	1,338,379
Futures
contracts§	—	—	—	—	—	—	—	—	—	—	—	27,610	—	—	—	—	—	—	—	—	27,610
Forward
currency
contracts#	663,067	33,512	—	—	21,773	—	—	—	204,320	704,934	405,242	—	—	63,715	259,604	160,056	20,620	116,357	—	57,455	2,710,655
Forward
premium
swap option
contracts#	1,499,551	—	—	—	1,468,237	—	—	122,611	224,229	—	554,387	—	—	114,889	—	—	656,092	1,919,699	969,973	—	7,529,668
Purchased swap
options**#	7,021	—	—	—	—	—	—	—	48,654	—	405,078	—	—	617,729	451,423	—	—	590,850	—	—	2,120,755
Total Assets	$2,169,639	$33,512	$549,350	$—	$1,490,010	$230,513	$285,511	$122,611	$775,841	$704,934	$1,364,707	$207,566	$51,459	$1,088,635	$711,027	$160,056	$676,712	$2,626,906	$969,973	$57,455	$14,276,417
Liabilities:
Centrally cleared
interest rate
swap contracts§	$—	$—	$457,525	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$457,525
OTC Total
return swap
contracts*#	—	—	—	—	—	—	—	—	—	—	—	—	—	55,434	—	—	—	—	—	—	55,434
OTC Credit
default
contracts —
protection
sold*#	68,695	—	—	—	—	450,101	18,901	—	33,130	—	—	77,815	—	130,963	—	—	—	—	—	—	779,605

96 Global Income Trust	Global Income Trust 97

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BofA Securities, Inc.	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto- Dominion Bank	UBS AG	Wells Fargo Bank, N.A.	WestPac Banking Corp.	Total
OTC Credit
default
contracts —
protection
purchased*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Futures
contracts§	—	—	—	—	—	—	—	—	—	—	—	81,717	—	—	—	—	—	—	—	—	81,717
Forward
currency
contracts#	47,900	2,293	—	—	37,227	—	2,675	—	263,120	316,599	665,091	—	—	647,846	12,939	387,127	136,340	923,059	—	229	3,442,445
Forward
premium
swap option
contracts#	1,960,284	—	—	—	2,529,038	—	—	72,660	505,754	—	648,004	—	—	176,024	—	—	247,688	975,290	418,583	—	7,533,325
Written swap
options#	310,892	—	—	—	931,534	—	—	—	40,433	—	990,540	—	—	651,640	788,878	—	93,331	70,096	—	—	3,877,344
Total Liabilities	$2,387,771	$2,293	$457,525	$—	$3,497,799	$450,101	$21,576	$72,660	$842,437	$316,599	$2,303,635	$159,532	$—	$1,661,907	$801,817	$387,127	$477,359	$1,968,445	$418,583	$229	$16,227,395
Total Financial
and Derivative
Net Assets	$(218,132)	$31,219	$91,825	$—	$(2,007,789)	$(219,588)	$263,935	$49,951	$(66,596)	$388,335	$(938,928)	$48,034	$51,459	$(573,272)	$(90,790)	$(227,071)	$199,353	$658,461	$551,390	$57,226	$(1,950,978)
Total collateral
received
(pledged)†##	$(218,132)	$—	$—	$—	$(1,853,220)	$(219,588)	$260,000	$—	$—	$388,335	$(938,928)	$48,034	$—	$(533,747)	$(47,981)	$(227,071)	$100,000	$590,000	$513,402	$—
Net amount	$—	$31,219	$91,825	$—	$(154,569)	$—	$3,935	$49,951	$(66,596)	$—	$—	$—	$51,459	$(39,525)	$(42,809)	$—	$99,353	$68,461	$37,988	$57,226
Controlled
collateral
received
(including TBA
commitments)**	$—	$—	$—	$—	$—	$—	$260,000	$—	$—	$430,000	$—	$120,000	$—	$—	$—	$—	$100,000	$590,000	$513,402	$—	$2,013,402
Uncontrolled
collateral
received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral
(pledged)
(including TBA
commitments)**	$(311,899)	$—	$—	$(93,974)	$(1,853,220)	$(360,952)	$—	$—	$—	$—	$(939,476)	$(681,702)	$—	$(533,747)	$(47,981)	$(241,854)	$—	$—	$—	$—	$(5,064,805)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

##Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $616,833 and $1,034,605, respectively.

98 Global Income Trust	Global Income Trust 99

Note 9: New accounting pronouncements

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2020–04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020–04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. The discontinuation of LIBOR was subsequently extended to June 30, 2023. ASU 2020–04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management expects that the adoption of the guidance will not have a material impact on the fund’s financial statements.

100 Global Income Trust

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Richard T. Kircher
Putnam Investment	Kenneth R. Leibler, Chair	Vice President and
Management, LLC	Liaquat Ahamed	BSA Compliance Officer
100 Federal Street	Ravi Akhoury
Boston, MA 02110	Barbara M. Baumann	Martin Lemaire
	Katinka Domotorffy	Vice President and
Investment Sub-Advisor	Catharine Bond Hill	Derivatives Risk Manager
Putnam Investments Limited	Paul L. Joskow
16 St James’s Street	George Putnam, III	Susan G. Malloy
London, England SW1A 1ER	Robert L. Reynolds	Vice President and
	Manoj P. Singh	Assistant Treasurer
Marketing Services	Mona K. Sutphen
Putnam Retail Management		Alan G. McCormack
Limited Partnership	Officers	Vice President and
100 Federal Street	Robert L. Reynolds	Derivatives Risk Manager
Boston, MA 02110	President
Denere P. Poulack
Custodian	James F. Clark	Assistant Vice President,
State Street Bank	Vice President, Chief Compliance	Assistant Clerk, and
and Trust Company	Officer, and Chief Risk Officer	Assistant Treasurer

Legal Counsel	Nancy E. Florek	Janet C. Smith
Ropes & Gray LLP	Vice President, Director of	Vice President,
	Proxy Voting and Corporate	Principal Financial Officer,
	Governance, Assistant Clerk,	Principal Accounting Officer,
	and Assistant Treasurer	and Assistant Treasurer

	Michael J. Higgins	Stephen J. Tate
	Vice President, Treasurer,	Vice President and
	and Clerk	Chief Legal Officer

	Jonathan S. Horwitz	Mark C. Trenchard
	Executive Vice President,	Vice President
Principal Executive Officer,
and Compliance Liaison

This report is for the information of shareholders of Putnam Global Income Trust. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: June 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: June 28, 2022

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: June 28, 2022